UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

March 31, 2008
 unaudited

Bonds & notes — 91.05%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 42.24%
FINANCIALS — 17.89%
Washington Mutual Bank, FA, Series 11, 6.875% 2011[1]	$8,125	$7,109
Washington Mutual, Inc. 2.899% 2012[1,2]	41,000	32,185
Washington Mutual, Inc. 5.00% 2012	14,000	11,455
Washington Mutual Bank 3.49% 2013[2]	47,000	36,076
Washington Mutual Bank, FA 5.50% 2013[1]	10,180	8,704
Washington Mutual Bank, FA 5.65% 2014	15,870	13,109
Washington Mutual Bank, FA, Series 16, 5.125% 2015[1]	24,425	18,807
Washington Mutual, Inc. 5.25% 2017[1]	675	526
Washington Mutual, Inc. 7.25% 2017	10,000	7,837
Washington Mutual, Inc. 6.75% 2036[1]	5,750	4,140
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2,3]	119,500	66,322
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2,3]	74,800	42,262
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2,3]	65,600	37,064
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[2,3]	109,200	83,656
International Lease Finance Corp. 4.35% 2008	20,500	20,467
International Lease Finance Corp. 5.00% 2010	5,330	5,336
International Lease Finance Corp. 5.125% 2010	20,000	19,968
American General Finance Corp., Series J, 3.35% 2011[2]	30,000	28,419
International Lease Finance Corp. 5.00% 2012	13,500	13,077
International Lease Finance Corp., Series R, 5.40% 2012	10,000	9,872
International Lease Finance Corp., Series R, 5.625% 2013	20,000	19,606
American General Finance Corp., Series I, 5.85% 2013	27,500	27,196
International Lease Finance Corp. 5.875% 2013	5,000	4,965
International Lease Finance Corp., Series R, 5.65% 2014	11,500	11,057
American General Finance Corp., Series I, 5.40% 2015	20,000	18,235
American General Finance Corp., Series J, 6.50% 2017	14,000	13,432
American General Finance Corp., Series J, 6.90% 2017	71,455	69,953
American International Group, Inc., Series G, 5.85% 2018	14,580	14,334
American International Group, Inc. 5.00% 2023	£400	615
ILFC E-Capital Trust II 6.25% 2065[2,3]	$42,460	38,000
American General Capital I 6.00% 2067[2,3]	5,000	4,127
American International Group, Inc., Series A-1, 6.25% 2087[2]	25,310	20,564
Residential Capital, LLC 3.49% 2008[2]	2,750	2,186
General Motors Acceptance Corp. 3.749% 2008[2]	500	472
Residential Capital Corp. 6.125% 2008[2]	6,000	4,170
General Motors Acceptance Corp. 5.85% 2009	7,790	7,265
Residential Capital Corp. 7.098% 2009[2]	43,000	24,725
Residential Capital Corp. 7.828% 2009[2,3]	11,750	4,406
Residential Capital Corp. 8.375% 2010[2]	163,785	83,121
General Motors Acceptance Corp. 6.875% 2011	2,500	1,915
General Motors Acceptance Corp. 7.25% 2011	56,645	44,627
General Motors Acceptance Corp. 6.625% 2012	3,000	2,271
General Motors Acceptance Corp. 6.875% 2012	13,135	9,990
General Motors Acceptance Corp. 7.00% 2012	54,525	41,497
Residential Capital, LLC 8.50% 2012[2]	24,145	11,952
General Motors Acceptance Corp. 5.276% 2014[2]	65,000	43,486
General Motors Acceptance Corp. 6.75% 2014	47,000	33,303
J.P. Morgan Chase & Co. 4.891% 2015[2]	55,000	53,142
Bank One Corp. 4.90% 2015	4,000	3,911
JPMorgan Chase Bank NA 5.875% 2016	10,000	10,260
JPMorgan Chase Bank NA 6.00% 2017	22,750	23,753
JPMorgan Chase Capital XXI, Series U, 4.062% 2037[2]	30,000	22,222
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	16,800	15,396
JPMorgan Chase Capital XX, Series T, 6.55% 2066	31,820	27,921
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	13,455	12,430
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[2]	5,075	4,392
Countrywide Home Loans, Inc., Series L, 3.25% 2008	5,125	5,026
Countrywide Home Loans, Inc. 5.875% 2008	£6,150	11,228
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$29,075	26,204
Countrywide Home Loans, Inc., Series K, 5.625% 2009	3,430	3,148
Countrywide Home Loans, Inc., Series H, 6.25% 2009	1,100	1,019
Countrywide Financial Corp., Series A, 4.50% 2010	5,730	5,106
Countrywide Financial Corp. 6.25% 2010	$ A7,700	5,658
Countrywide Home Loans, Inc., Series L, 4.00% 2011	$5,000	4,462
Countrywide Financial Corp., Series B, 3.602% 2012[1,2]	30,000	25,050
Countrywide Financial Corp., Series B, 5.80% 2012	77,690	70,449
Countrywide Financial Corp. 6.25% 2016	1,875	1,524
Household Finance Corp. 4.125% 2009	10,000	9,850
Household Finance Corp. 6.75% 2011	23,750	24,655
HSBC Finance Corp. 3.15% 2012[2]	20,000	17,028
HSBC Finance Corp. 4.244% 2012[2]	15,000	13,501
HSBC Finance Corp. 5.00% 2015	27,195	25,635
HSBC Holdings PLC 6.50% 2037	60,490	57,565
Midland Bank 5.00% Eurodollar note (undated)[1,2]	15,000	9,375
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€3,030	4,715
UniCredito Italiano SpA 5.584% 2017[2,3]	$60,690	61,386
UniCredito Italiano SpA 6.00% 2017[3]	78,900	78,301
HVB Funding Trust I 8.741% 2031[1,3]	3,250	2,875
HVB Funding Trust III 9.00% 2031[1,3]	8,506	7,718
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	52,950	51,938
Westfield Group 5.40% 2012[3]	50,000	48,693
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	41,600	37,964
Westfield Group 5.70% 2016[3]	8,695	7,874
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	6,442
CIT Group Inc. 4.00% 2008	$14,000	13,746
CIT Group Inc. 5.50% 2008	£165	262
CIT Group Inc. 6.875% 2009	$15,000	12,850
CIT Group Inc. 4.25% 2010	28,000	22,988
CIT Group Inc. 3.524% 2011[2]	30,000	22,235
CIT Group Inc. 3.32% 2012[2]	8,580	6,273
CIT Group Inc. 7.625% 2012	22,205	18,472
CIT Group Inc. 5.40% 2013	19,540	15,666
CIT Group Inc. 5.65% 2017	17,325	13,456
CIT Group Inc. 5.80% 2036	5,400	4,210
CIT Group Inc. 6.00% 2036	1,755	1,318
CIT Group Inc. 6.10% 2067[2]	36,265	16,178
Bank of America Corp. 4.50% 2010	6,270	6,399
Bank of America Corp. 7.125% 2011	1,750	1,907
Bank of America Corp. 4.875% 2012	2,000	2,031
Bank of America Corp. 5.375% 2012	13,750	14,318
MBNA Corp., Series F, 7.50% 2012	1,800	2,000
Bank of America Corp. 5.75% 2017	10,000	10,368
MBNA Capital A, Series A, 8.278% 2026	7,500	7,541
MBNA Global Capital Funding, Series B, 4.039% 2027[2]	33,000	27,620
Bank of America Corp. 6.50% 2037	73,050	73,285
Citigroup Inc. 4.125% 2010	26,000	25,763
Citigroup Inc. 5.125% 2011	10,000	10,067
Citigroup Inc. 6.50% 2030	£35	63
Citigroup Capital XXI 8.30% 2057[2]	$109,150	107,846
Santander Issuances, SA Unipersonal 2.902% 2016[2,3]	21,500	19,609
Santander Issuances, SA Unipersonal 5.805% 2016[2,3]	76,100	75,570
Santander Perpetual, SA Unipersonal 6.671% (undated)[2,3]	20,100	18,144
Abbey National PLC 6.70% (undated)[2]	18,380	17,769
Abbey National PLC 7.50% (undated)[2]	£3,270	6,329
Ford Motor Credit Co. 5.625% 2008	$635	624
Ford Motor Credit Co. 7.375% 2009	725	661
Ford Motor Credit Co. 7.875% 2010	12,000	10,468
Ford Motor Credit Co. 9.75% 2010[2]	5,000	4,456
Ford Motor Credit Co. 7.25% 2011	24,000	19,729
Ford Motor Credit Co. 7.375% 2011	2,450	2,044
Ford Motor Credit Co. 8.05% 2011[2]	60,275	47,878
Ford Motor Credit Co. 7.127% 2012[2]	8,000	5,923
Ford Motor Credit Co. 7.80% 2012	400	330
Ford Motor Credit Co. 8.00% 2016	49,350	38,687
Standard Chartered Bank 6.40% 2017[3]	46,240	47,210
Standard Chartered Bank 3.875% Eurodollar note (undated)[1,2]	15,000	9,375
Standard Chartered Bank 5.088% (undated)[1,2]	5,000	3,175
Standard Chartered Bank 5.375% (undated)[2]	£150	226
Standard Chartered PLC 6.409% (undated)[1,2,3]	$90,200	70,773
Barclays Bank PLC 5.926% (undated)[1,2,3]	28,435	23,145
Barclays Bank PLC 6.375% (undated)[2]	£240	429
Barclays Bank PLC 7.434% (undated)[2,3]	$117,975	106,836
Lincoln National Corp. 5.65% 2012	20,745	21,172
Lincoln National Corp. 7.00% 2066[2]	110,818	101,770
Liberty Mutual Group Inc. 6.50% 2035[3]	37,810	34,658
Liberty Mutual Group Inc. 7.50% 2036[3]	37,485	35,610
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	47,973	40,548
Simon Property Group, LP 4.875% 2010	12,000	11,981
Simon Property Group, LP 5.375% 2011	12,500	12,416
Simon Property Group, LP 5.60% 2011	32,060	32,100
Simon Property Group, LP 5.00% 2012	16,000	15,590
Simon Property Group, LP 5.75% 2012	4,000	4,002
Simon Property Group, LP 5.75% 2015	8,250	7,860
Simon Property Group, LP 5.25% 2016	1,000	910
Simon Property Group, LP 6.10% 2016	4,750	4,593
Simon Property Group, LP 5.875% 2017	19,250	18,276
TuranAlem Finance BV 7.75% 2013[3]	11,000	9,298
TuranAlem Finance BV 8.00% 2014	12,460	10,342
TuranAlem Finance BV 8.00% 2014[3]	5,000	4,150
TuranAlem Finance BV 8.50% 2015[3]	23,335	19,396
TuranAlem Finance BV 8.50% 2015	11,310	9,401
TuranAlem Finance BV 8.25% 2037[3]	61,795	48,929
TuranAlem Finance BV, Series 8, 8.25% 2037	6,000	4,751
Lehman Brothers Holdings Inc. 5.00% 2010	£235	434
Lehman Brothers Holdings Inc., Series I, 4.607% 2012[1,2]	$3,300	2,936
Lehman Brothers Holdings Inc. 5.625% 2013	31,600	30,759
Lehman Brothers Holdings Inc. 6.50% 2017[1]	44,885	44,387
Lehman Brothers Holdings Inc. 6.75% 2017[1]	11,000	10,991
Lehman Brothers Holdings Inc. 6.875% 2037[1]	1,000	917
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2]	13,331	8,439
Lehman Brothers Holdings E-Capital Trust I 3.85% 2065[2]	3,084	1,859
Royal Bank of Scotland PLC 9.625% 2015	£200	458
Royal Bank of Scotland PLC 5.00% (undated)[2]	200	365
Royal Bank of Scotland Group PLC 6.99% (undated)[2,3]	$116,410	98,982
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[3]	2,500	2,504
Prudential Financial, Inc., Series D, 5.10% 2011	4,375	4,459
Prudential Financial, Inc., Series D, 5.15% 2013	1,300	1,299
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,970
Prudential Financial, Inc., Series D, 6.00% 2017	10,000	10,097
Prudential Holdings, LLC, Series C, 8.695% 2023[3,4]	57,035	71,055
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,991
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,367
Kimco Realty Corp. 6.00% 2012	17,500	17,350
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,673
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,886
Kimco Realty Corp., Series C, 5.783% 2016	19,500	18,566
Kimco Realty Corp. 5.70% 2017	33,450	30,457
Fifth Third Bancorp 8.25% 2038	30,250	30,910
Fifth Third Capital Trust IV 6.50% 2067[1,2]	86,920	60,409
ZFS Finance (USA) Trust II 6.45% 2065[2,3]	39,500	35,963
ZFS Finance (USA) Trust V 6.50% 2067[2,3]	60,175	54,394
PNC Funding Corp. 3.444% 2014[2]	30,000	28,244
PNC Bank NA 6.875% 2018	7,700	7,845
PNC Funding Corp., Series II, 6.113% (undated)[1,2,3]	37,100	23,187
PNC Funding Corp., Series I, 6.517% (undated)[1,2,3]	44,200	29,835
Resona Bank, Ltd. 3.75% 2015[2]	€9,740	14,377
Resona Bank, Ltd. 5.85% (undated)[1,2,3]	$92,605	72,326
Merrill Lynch & Co., Inc., Series C, 6.05% 2012	2,800	2,846
Merrill Lynch & Co., Inc. 5.45% 2013	28,000	27,577
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	44,000	43,495
Merrill Lynch & Co., Inc. 6.11% 2037	12,680	10,052
Capital One Financial Corp. 3.27% 2009[2]	30,000	27,189
Capital One Financial Corp. 5.70% 2011	12,000	11,328
Capital One Financial Corp. 6.15% 2016[1]	10,000	8,667
Capital One Capital III 7.686% 2036[1,2]	45,575	34,507
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,790
Hartford Financial Services Group, Inc. 4.625% 2013	2,000	1,972
Hartford Financial Services Group, Inc. 6.30% 2018	45,000	45,168
Glen Meadow Pass Through Trust 6.505% 2067[1,2,3]	35,201	27,709
American Express Credit Corp. 3.00% 2008	6,810	6,808
American Express Centurion Bank 5.55% 2012	9,000	9,091
American Express Co. 6.15% 2017	14,865	14,823
American Express Co. 8.15% 2038	7,100	7,892
American Express Co. 6.80% 2066[2]	44,250	41,670
Hospitality Properties Trust 6.85% 2012	6,400	6,037
Hospitality Properties Trust 6.75% 2013	17,845	17,563
Hospitality Properties Trust 5.125% 2015	6,850	5,969
Hospitality Properties Trust 6.30% 2016	24,175	21,445
Hospitality Properties Trust 5.625% 2017	6,800	5,462
Hospitality Properties Trust 6.70% 2018	25,155	21,584
AXA SA 6.379% (undated)[2,3]	57,270	46,297
AXA SA 6.463% (undated)[2,3]	35,000	28,142
Catlin Insurance Ltd. 7.249% (undated)[2,3]	88,800	74,232
SLM Corp., Series A, 3.95% 2008	17,500	17,273
SLM Corp., Series A, 4.50% 2010	38,000	31,196
SLM Corp., Series A, 5.40% 2011	13,700	11,074
SLM Corp., Series A, 5.375% 2013[1]	3,000	2,385
SLM Corp., Series A, 3.631% 2014[2]	6,900	4,839
ORIX Corp. 5.48% 2011	65,105	63,096
CNA Financial Corp. 5.85% 2014	11,500	11,394
CNA Financial Corp. 6.50% 2016	24,625	24,925
CNA Financial Corp. 7.25% 2023	24,145	24,676
Wachovia Corp. 5.30% 2011	5,000	5,052
Wachovia Bank NA 6.60% 2038	57,000	52,976
BNP Paribas 5.75% 2022	£415	748
BNP Paribas 7.195% (undated)[2,3]	$61,700	54,800
ERP Operating LP 4.75% 2009	2,225	2,223
ERP Operating LP 6.625% 2012	5,000	5,085
ERP Operating LP 6.584% 2015	13,040	12,461
ERP Operating LP 5.375% 2016	6,000	5,336
ERP Operating LP 5.75% 2017	19,865	18,121
ERP Operating LP 7.125% 2017	12,375	12,209
Nationwide Financial Services, Inc. 6.75% 2067[2]	62,485	52,148
Goldman Sachs Group, Inc. 6.25% 2017	5,000	5,041
Goldman Sachs Group, Inc. 6.15% 2018	30,000	30,011
Goldman Sachs Group, Inc. 6.75% 2037	16,440	15,341
ACE INA Holdings Inc. 5.875% 2014	18,775	19,421
ACE INA Holdings Inc. 5.70% 2017	4,000	3,989
ACE INA Holdings Inc. 5.80% 2018	7,000	7,003
ACE Capital Trust II 9.70% 2030	12,423	13,952
ACE INA Holdings Inc. 6.70% 2036	5,980	5,814
Wells Fargo & Co. 3.50% 2008	3,310	3,310
Wells Fargo Bank, National Assn. 4.75% 2015	45,000	43,946
HSBK (Europe) BV 7.75% 2013	10,855	10,405
HSBK (Europe) BV 7.75% 2013[3]	305	292
HSBK (Europe) BV 7.25% 2017[3]	39,245	34,524
Charles Schwab Corp., Series A, 6.375% 2017	16,650	16,666
Schwab Capital Trust I 7.50% 2037[2]	28,820	26,870
Allstate Financial Global Funding LLC 4.25% 2008[3]	7,500	7,538
Allstate Corp., Series B, 6.125% 2067[2]	31,815	29,345
Allstate Corp., Series A, 6.50% 2067[2]	7,710	6,368
Société Générale 5.75% 2016[1,3]	35,710	35,460
Société Générale 5.922% (undated)[2,3]	9,500	7,769
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,212
Developers Diversified Realty Corp. 5.375% 2012	5,047	4,718
Developers Diversified Realty Corp. 5.50% 2015	19,500	17,349
HBOS PLC 5.375% (undated)[1,2,3]	4,200	3,433
HBOS PLC, Series B, 5.92% (undated)[2,3]	40,000	29,468
HBOS PLC 6.657% (undated)[2,3]	11,400	8,166
National City Preferred Capital Trust I 12.00% (undated)[2]	39,500	39,584
SunTrust Banks, Inc. 6.00% 2017	5,750	5,458
SunTrust Banks, Inc.7.25% 2018	32,970	33,777
Capmark Financial Group, Inc. 3.746% 2010[2,3]	18,395	12,191
Capmark Financial Group, Inc. 5.875% 2012[3]	30,050	19,055
Capmark Financial Group, Inc. 6.30% 2017[3]	12,787	7,678
AEGON NV 4.625% 2008	€7,750	12,237
Monumental Global Funding III 5.25% 2014[3]	$23,000	23,095
AEGON NV 6.125% 2031	£1,730	3,115
Kazkommerts International BV 7.00% 2009[3]	$5,500	5,204
Kazkommerts International BV 8.50% 2013	5,000	4,423
Kazkommerts International BV 7.875% 2014[3]	9,200	7,642
Kazkommerts International BV 8.00% 2015[3]	15,500	12,335
Kazkommerts International BV 8.00% 2015	600	477
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	7,524
Brandywine Operating Partnership, LP 5.625% 2010	6,105	5,698
Brandywine Operating Partnership, LP 5.75% 2012	27,110	25,194
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,493
Brandywine Operating Partnership, LP 5.70% 2017	5,000	4,063
Lloyds Bank, Series 2, 3.25% (undated)[2]	8,000	5,240
Lloyds TSB Group PLC 6.267% (undated)[2,3]	41,395	31,798
BBVA International SA Unipersonal 5.919% (undated)[1,2,3]	48,380	37,017
QBE Capital Funding II LP 6.797% (undated)[2,3]	36,055	32,717
Development Bank of Singapore Ltd. 7.875% 2009[3]	20,000	21,085
DBS Bank Ltd. 4.868% 2021[2,3]	12,500	10,600
New York Life Global Funding 5.25% 2012[3]	30,300	31,672
State Street Capital Trust IV 3.80% 2077[2]	40,000	30,106
ProLogis 5.25% 2010	10,884	10,994
PLD International Finance LLC 4.375% 2011	€4,150	5,937
ProLogis 5.625% 2015	$13,035	11,916
Principal Life Global Funding I 2.80% 2008[3]	11,625	11,605
Principal Life Global Funding I 4.40% 2010[3]	16,600	16,936
Plum Creek Timberlands, LP 5.875% 2015	27,100	28,107
Sumitomo Mitsui Banking Corp. 8.00% 2012	3,500	3,994
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	27,060	22,921
STB Finance Cayman Ltd., Series 108, 5.834% (undated)[2]	£150	272
Lazard Group LLC 7.125% 2015	$23,185	22,582
Lazard Group LLC 6.85% 2017	3,800	3,564
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	6,096
Mangrove Bay Pass Through Trust 6.102% 2033[1,2,3]	37,568	18,784
Twin Reefs Asset Trust (XLFA), Series B, 4.058% 2079[2,3]	10,700	1,083
ReliaStar Financial Corp. 6.50% 2008	6,016	6,128
ING Bank NV 5.50% 2012	€3,750	6,067
ING Groep NV 5.775% (undated)[1,2]	$15,500	12,874
Northern Rock PLC 5.60% (undated)[1,2,3]	13,815	7,944
Northern Rock PLC 6.594% (undated)[1,2,3]	27,465	15,792
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	11,000	10,924
Genworth Financial, Inc. 6.15% 2066[2]	15,135	12,661
Rouse Co. 3.625% 2009	5,200	4,923
Rouse Co. 7.20% 2012	17,475	16,037
Rouse Co. 6.75% 2013[3]	2,500	2,167
American Honda Finance Corp. 5.125% 2010[3]	21,850	22,905
North Front Pass Through Trust 5.81% 2024[1,2,3]	19,085	15,268
Nationwide Mutual Insurance Co. 7.875% 2033[3]	5,480	5,552
Nationwide Mutual Insurance Co. 6.60% 2034[3]	2,000	1,741
Morgan Stanley 10.09% 2017[1]	BRL3,000	1,448
Morgan Stanley, Series F, 6.625% 2018	$21,000	21,045
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2,3]	9,885	8,005
Skandinaviska Enskilda Banken AB 5.00% (undated)[2]	£265	496
Skandinaviska Enskilda Banken AB 7.50% (undated)[2]	$12,500	12,878
Chubb Corp. 6.375% 2037[2]	22,595	21,082
Bear Stearns Companies Inc. 7.25% 2018	20,200	20,911
United Overseas Bank Ltd. 5.375% 2019[2,3]	22,250	20,891
iStar Financial, Inc. 5.375% 2010	9,025	7,133
iStar Financial, Inc., Series B, 5.125% 2011	3,150	2,427
iStar Financial, Inc. 6.50% 2013[1]	10,120	7,641
iStar Financial, Inc. 6.05% 2015[1]	4,152	3,114
Assurant, Inc. 5.625% 2014	19,420	19,098
UnionBanCal Corp. 5.25% 2013	2,000	1,988
Union Bank of California, NA 5.95% 2016	17,415	17,037
Silicon Valley Bank 5.70% 2012	18,000	18,586
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	18,000	18,037
E*TRADE Financial Corp. 8.00% 2011	11,450	9,618
E*TRADE Financial Corp. 7.375% 2013	1,500	1,072
E*TRADE Financial Corp. 7.875% 2015	9,720	6,950
Canadian Imperial Bank of Commerce 3.188% Eurodollar note 2085[1,2]	25,000	15,375
Realogy Corp., Term Loan B, 7.505% 2013[2,4,5]	872	703
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013[2,4,5]	244	197
Realogy Corp. 10.50% 2014	9,985	6,765
Realogy Corp. 11.00% 2014[6]	10,475	6,023
Realogy Corp. 12.375% 2015	2,700	1,215
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,810
Korea Development Bank 5.30% 2013	13,350	13,693
Downey Financial Corp. 6.50% 2014	14,380	12,507
AB Spintab 6.00% 2009	SKr73,000	12,462
Ambac Financial Group, Inc. 6.15% 2087[2]	$32,000	12,197
Independence Community Bank Corp. 4.90% 2010	12,000	11,972
Banco Santander-Chile 5.375% 2014[3]	11,200	10,937
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	10,403
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[3]	10,000	10,374
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[3]	10,000	10,189
Shinsei Bank, Ltd. 3.75% 2016[2]	€6,865	9,706
Shinsei Bank, Ltd. 5.625% (undated)[2]	£195	305
Credit Agricole SA 6.637% (undated)[2,3]	$12,220	9,481
Post Apartment Homes, LP 7.70% 2010	1,400	1,466
Post Apartment Homes, LP 5.125% 2011	7,720	7,432
Zions Bancorporation 5.50% 2015	9,625	8,627
Banco Mercantil del Norte, SA 6.135% 2016[3]	8,600	8,477
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	8,156
Host Marriott, LP, Series M, 7.00% 2012	6,130	6,023
Host Hotels & Resorts, LP, Series S, 6.875% 2014	2,000	1,915
Chohung Bank 4.50% 2014[1,2,3]	8,000	7,854
MetLife, Inc. 5.50% 2014	5,224	5,310
MetLife, Inc. 5.00% 2015	2,000	1,968
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	6,500	6,597
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1,2]	10,625	6,375
Bank of Nova Scotia 3.056% 2085[1,2]	10,000	6,350
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,819
Allied Irish Banks, PLC 5.625% 2030[2]	£250	390
Allied Irish Banks Ltd. 3.75% (undated)[2]	$7,000	4,725
Industrial Bank of Korea 4.00% 2014[2,3]	5,000	4,951
Northern Trust Co. 5.85% 2017[3]	3,750	3,986
KeyBank NA 5.50% 2012	3,750	3,791
Bank of New York Mellon Corp., Series G, 4.95% 2012	3,500	3,590
Federal Realty Investment Trust 4.50% 2011	3,500	3,524
Bergen Bank 3.188% (undated)[1,2]	5,000	3,275
National Bank of Canada 3.188% 2087[1,2]	5,000	3,225
Financial Security Assurance Holdings Ltd. 6.40% 2066[2,3]	4,000	2,965
Christiana Bank Og Kreditkasse 5.00% (undated)[2]	4,000	2,660
UnumProvident Corp. 5.859% 2009	1,000	1,030
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,425	1,441
AmeriCredit Corp. 8.50% 2015	3,000	2,205
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[2]	£205	377
Commerzbank AG 6.625% 2019	70	127
		6,601,770

CONSUMER DISCRETIONARY — 5.01%
Time Warner Inc. 3.30% 2009[2]	$40,000	38,317
Time Warner Inc. 5.50% 2011	1,000	994
AOL Time Warner Inc. 6.75% 2011	3,000	3,087
AOL Time Warner Inc. 6.875% 2012	15,000	15,499
Time Warner Inc. 5.875% 2016	15,900	15,145
Time Warner Companies, Inc. 7.25% 2017	1,600	1,659
Time Warner Companies, Inc. 7.57% 2024	12,340	12,697
AOL Time Warner Inc. 7.625% 2031	33,760	35,408
Time Warner Inc. 6.50% 2036	78,660	72,387
Comcast Corp. 4.677% 2009[2]	9,520	9,267
Comcast Cable Communications, Inc. 6.75% 2011	4,000	4,161
Tele-Communications, Inc. 9.80% 2012	17,500	19,976
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,755
Tele-Communications, Inc. 7.875% 2013	7,500	8,232
Comcast Corp. 5.85% 2015	29,025	28,699
Comcast Corp. 6.50% 2015	5,000	5,127
Comcast Corp. 6.30% 2017	52,525	53,257
Comcast Corp. 6.50% 2017	11,325	11,586
Comcast Corp. 5.65% 2035	4,745	4,042
Comcast Corp. 6.45% 2037	18,750	17,725
Comcast Corp. 6.95% 2037	20,520	20,625
Target Corp. 6.00% 2018	25,000	25,639
Target Corp. 6.50% 2037	37,000	35,890
Target Corp. 7.00% 2038	47,500	48,978
Federated Retail Holdings, Inc. 5.35% 2012	10,365	9,884
Federated Retail Holdings, Inc. 5.90% 2016	84,165	74,926
Federated Retail Holdings, Inc. 6.375% 2037	27,850	22,116
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	4,750	4,346
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	10,150	9,363
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,325	11,460
Charter Communications Operating, LLC, Term Loan B, 5.26% 2014[2,4,5]	17,656	14,965
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	1,575	1,425
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[2,4,5]	2,000	1,947
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[3]	15,375	15,221
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	18,650	13,055
D.R. Horton, Inc. 9.75% 2010	1,150	1,141
D.R. Horton, Inc. 7.875% 2011	800	779
D.R. Horton, Inc. 6.875% 2013	5,385	4,954
D.R. Horton, Inc. 5.625% 2014	5,750	4,916
D.R. Horton, Inc. 5.25% 2015	22,695	18,950
D.R. Horton, Inc. 6.50% 2016	31,085	27,821
News America Holdings Inc. 8.00% 2016	1,000	1,150
News America Inc. 7.25% 2018	2,250	2,487
News America Holdings Inc. 8.25% 2018	15,290	17,842
News America Inc. 6.40% 2035	1,250	1,217
News America Inc. 6.65% 2037[3]	34,400	34,805
Ford Capital BV 9.50% 2010	6,266	5,671
Ford Motor Co., Term Loan B, 5.80% 2013[2,4,5]	47,567	39,162
Ford Motor Co. 6.50% 2018	8,020	5,414
Ford Motor Co. 8.875% 2022	4,745	3,713
Viacom Inc. 5.75% 2011	2,500	2,528
Viacom Inc. 6.25% 2016	32,065	31,262
Viacom Inc. 6.875% 2036	14,650	14,150
DaimlerChrysler North America Holding Corp. 4.05% 2008	4,750	4,752
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,174
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,000	15,064
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	17,529
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	15,242
Harrah’s Operating Co., Inc. 5.625% 2015	24,650	14,420
Harrah’s Operating Co., Inc. 6.50% 2016	12,500	7,469
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009[2,4,5]	2,240	2,122
Univision Communications Inc. 7.85% 2011	4,105	3,664
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014[2,4,5]	8,625	6,830
Univision Communications Inc. 9.75% 2015[3,6]	38,930	23,747
General Motors Corp. 6.375% 2008	145	144
General Motors Nova Scotia Finance Co. 6.85% 2008	300	295
General Motors Corp. 7.20% 2011	5,120	4,288
General Motors Corp. 7.125% 2013	9,950	7,686
General Motors Corp. 7.25% 2013	€700	879
General Motors Corp. 8.80% 2021	$26,530	20,229
General Motors Corp. 8.375% 2033	1,070	760
Centex Corp. 5.80% 2009	2,500	2,351
Centex Corp. 5.25% 2015	2,500	1,940
Centex Corp. 6.50% 2016	34,620	28,951
Time Warner Cable Inc. 5.40% 2012	1,000	983
Time Warner Cable Inc. 5.85% 2017	33,375	32,002
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	12,902
Clear Channel Communications, Inc. 5.75% 2013	8,000	6,366
Clear Channel Communications, Inc. 5.50% 2014	2,200	1,586
Clear Channel Communications, Inc. 6.875% 2018	13,000	9,441
Toll Brothers, Inc. 4.95% 2014	23,353	21,404
Toll Brothers, Inc. 5.15% 2015	8,090	7,328
J.C. Penney Co., Inc. 8.00% 2010	7,365	7,689
J.C. Penney Co., Inc. 9.00% 2012	995	1,095
J.C. Penney Corp., Inc. 5.75% 2018	18,565	17,172
Michaels Stores, Inc., Term Loan B, 5.438% 2013[2,4,5]	6,354	5,347
Michaels Stores, Inc. 10.00% 2014	15,225	13,398
Michaels Stores, Inc. 0%/13.00% 2016[7]	6,725	3,094
Michaels Stores, Inc. 11.375% 2016	3,475	2,745
Seminole Tribe of Florida 5.798% 2013[3,4]	11,585	12,084
Seminole Tribe of Florida 7.804% 2020[1,3,4]	11,000	11,151
Allison Transmission Holdings, Inc., Term Loan B, 5.75% 2014[2,4,5]	8,458	7,457
Allison Transmission Holdings, Inc. 11.25% 2015[3,6]	17,825	15,062
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	3,954
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,125	1,137
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,440	1,659
K. Hovnanian Enterprises, Inc. 6.50% 2014	7,830	5,324
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,775	1,873
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,220	1,510
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,330	1,631
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,940	4,604
Ryland Group, Inc. 5.375% 2008	666	666
Ryland Group, Inc. 5.375% 2012	22,500	20,353
Marriott International, Inc., Series J, 5.625% 2013	5,000	4,832
Marriott International, Inc., Series I, 6.375% 2017	15,750	15,662
Delphi Automotive Systems Corp. 6.50% 2009[8]	6,000	1,980
Delphi Corp. 6.50% 2013[8]	7,020	2,246
Delphi Automotive Systems Corp. 6.55% 2006[8]	500	160
Delphi Automotive Systems Corp. 7.125% 2029[8]	1,350	432
CanWest Media Inc., Series B, 8.00% 2012	17,061	16,293
CanWest MediaWorks Inc. 9.25% 2015[3]	3,325	3,076
McGraw-Hill Companies, Inc. 5.90% 2017	19,000	18,883
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,482
Mohegan Tribal Gaming Authority 7.125% 2014	5,250	4,331
Carnival Corp. 6.15% 2008	18,623	18,641
American Media Operations, Inc., Series B, 10.25% 2009	18,940	12,785
American Media Operations, Inc., Series B, 10.25% 2009[3]	662	447
American Media Operations, Inc. 8.875% 2011	7,060	4,695
American Media Operations, Inc. 8.875% 2011[3]	257	171
MGM MIRAGE 6.00% 2009	1,975	1,970
MGM MIRAGE 8.50% 2010	6,850	7,107
MGM MIRAGE 6.75% 2012	1,050	979
MGM MIRAGE 6.75% 2013	3,350	3,099
MGM MIRAGE 5.875% 2014	500	430
MGM MIRAGE 6.625% 2015	2,025	1,772
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	13,947
Tenneco Automotive Inc., Series B, 10.25% 2013	2,958	3,150
Tenneco Automotive Inc. 8.625% 2014	7,410	7,317
Tenneco Automotive Inc. 8.125% 2015[3]	3,250	3,242
Cox Communications, Inc. 7.875% 2009	1,000	1,047
Cox Communications, Inc. 5.45% 2014	12,750	12,570
Toys "R" Us, Inc. 7.625% 2011	10,035	8,204
Toys "R" Us-Delaware, Inc., Term Loan B, 7.315% 2012[2,4,5]	5,970	5,410
Local T.V. Finance LLC 9.25% 2015[3,6]	16,065	12,952
Visteon Corp. 8.25% 2010	15,440	12,699
TL Acquisitions, Inc., Term Loan B, 5.20% 2014[2,4,5]	3,657	3,147
Thomson Learning 0%/13.25% 2015[3,7]	1,840	1,325
Thomson Learning 10.50% 2015[3]	9,450	8,174
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,045
AMC Entertainment Inc. 8.00% 2014	8,125	6,927
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,353
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,175
Cinemark USA, Inc., Term Loan B, 4.82% 2013[2,4,5]	3,369	3,042
Cinemark, Inc. 0%/9.75% 2014[7]	8,750	7,919
Boyd Gaming Corp. 7.75% 2012	1,800	1,674
Boyd Gaming Corp. 6.75% 2014	6,925	5,713
Boyd Gaming Corp. 7.125% 2016	3,500	2,835
Quebecor Media Inc. 7.75% 2016	6,720	6,166
Quebecor Media Inc. 7.75% 2016	4,400	4,037
Standard Pacific Corp. 5.125% 2009	1,000	875
Standard Pacific Corp. 6.875% 2011	605	458
Standard Pacific Corp. 7.75% 2013	6,890	5,047
Standard Pacific Corp. 6.25% 2014	775	558
Standard Pacific Corp. 7.00% 2015	4,340	3,136
Radio One, Inc., Series B, 8.875% 2011	6,585	5,317
Radio One, Inc. 6.375% 2013	6,220	4,510
Lowe’s Companies, Inc. 8.25% 2010	8,450	9,412
NTL Cable PLC 8.75% 2014	8,450	7,626
NTL Cable PLC 8.75% 2014	€1,000	1,362
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	$3,000	2,933
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,000	615
Dex Media, Inc., Series B, 8.00% 2013	525	386
R.H. Donnelley Corp., Series A-3, 8.875% 2016	4,975	3,172
R.H. Donnelley Corp. 8.875% 2017[3]	2,695	1,698
Grupo Posadas, SA de CV 8.75% 2011[3]	8,120	8,465
Grupo Posadas, SA de CV 8.75% 2011	250	261
Burlington Coat Factory Warehouse Corp. 11.125% 2014	10,770	8,374
Bon-Ton Department Stores, Inc. 10.25% 2014	12,350	8,305
ERAC USA Finance Co. 7.00% 2037[3]	10,000	8,243
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,850	2,423
Education Management LLC and Education Management Finance Corp. 10.25% 2016	7,040	5,632
Beazer Homes USA, Inc. 8.625% 2011	4,625	3,584
Beazer Homes USA, Inc. 8.125% 2016	5,940	4,410
Young Broadcasting Inc. 10.00% 2011	12,317	7,791
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	13,120	7,544
Edcon Pty Ltd. 7.856% 2014[2]	€6,500	6,826
Edcon Pty Ltd. 10.106% 2015[2]	750	539
Hanesbrands Inc., Series B, 8.204% 2014[2]	$8,105	7,234
Kabel Deutschland GmbH 10.625% 2014	7,150	7,052
LBI Media, Inc. 8.50% 2017[3]	7,680	6,691
iesy Repository GmbH 10.375% 2015[3]	7,375	6,674
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	3,038
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,553
Regal Cinemas Corp., Series B, 9.375% 2012[1]	6,125	6,329
KB Home 7.75% 2010	1,000	961
KB Home 5.875% 2015	2,570	2,236
KB Home 6.25% 2015	3,170	2,825
Meritage Corp. 7.00% 2014	2,000	1,525
Meritage Homes Corp. 6.25% 2015	5,775	4,360
Pinnacle Entertainment, Inc. 7.50% 2015[3]	7,250	5,746
Idearc Inc. 8.00% 2016	8,650	5,644
Liberty Media Corp. 7.875% 2009	2,500	2,521
Liberty Media Corp. 8.25% 2030	3,550	2,997
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	5,450	5,464
Neiman Marcus Group, Inc. 9.00% 2015[6]	5,120	5,146
William Lyon Homes, Inc. 7.625% 2012	5,750	2,904
William Lyon Homes, Inc. 10.75% 2013	2,000	1,050
William Lyon Homes, Inc. 7.50% 2014	1,500	743
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012[2,4,5]	1,726	1,441
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 9.30% 2013[2,4,5]	3,825	2,668
Warner Music Group 7.375% 2014	5,050	3,914
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	3,832
Dollar General Corp. 10.625% 2015	2,150	2,086
Dollar General Corp. 11.875% 2017[2,6]	1,875	1,650
Goodyear Tire & Rubber Co. 8.663% 2009[2]	1,725	1,723
Goodyear Tire & Rubber Co. 8.625% 2011	1,811	1,908
Seneca Gaming Corp. 7.25% 2012	2,500	2,369
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	948
Sealy Mattress Co. 8.25% 2014	3,900	3,276
Limited Brands, Inc. 6.90% 2017	3,600	3,212
TRW Automotive Inc. 7.00% 2014[3]	3,300	3,061
Gaylord Entertainment Co. 8.00% 2013	2,300	2,145
Gaylord Entertainment Co. 6.75% 2014	950	831
WDAC Intermediate Corp. 8.375% 2014[1,3]	2,600	2,028
WDAC Intermediate Corp. 8.50% 2014	€500	575
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	$2,970	2,510
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,650	2,504
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,407
Walt Disney Co. 5.625% 2016	2,000	2,099
Cooper-Standard Automotive Inc. 7.00% 2012	425	368
Cooper-Standard Automotive Inc. 8.375% 2014	2,200	1,678
Claire’s Stores, Inc. 9.25% 2015	2,875	1,818
Vidéotron Ltée 6.875% 2014	1,000	928
Vidéotron Ltée 6.375% 2015	1,000	880
Dillard’s, Inc. 7.13% 2018	2,000	1,560
Kohl’s Corp. 6.30% 2011	600	615
Kohl’s Corp. 7.375% 2011	875	926
Warnaco, Inc. 8.875% 2013	925	962
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.49% 2012[2,4,5]	510	480
		1,846,515

ENERGY — 3.91%
Enterprise Products Operating LP, Series B, 4.625% 2009	8,000	8,101
Enterprise Products Operating LP 4.95% 2010	8,000	8,166
Enterprise Products Operating LP 7.50% 2011	7,500	8,062
Enterprise Products Operating LP 5.65% 2013	24,095	24,072
Enterprise Products Operating LP, Series B 6.375% 2013	17,000	18,084
Enterprise Products Partners LP 5.60% 2014	1,855	1,858
Enterprise Products Operating LLC 6.30% 2017	30,000	30,200
Enterprise Products Operating LP 6.50% 2019	40,685	40,630
Enterprise Products Operating LP 8.375% 2066[2]	9,605	9,363
Enterprise Products Operating LP 7.034% 2068[2]	26,270	22,337
Williams Companies, Inc. 6.375% 2010[3]	1,500	1,545
Williams Companies, Inc. 6.729% 2010[2,3]	7,500	7,688
Williams Companies, Inc. 7.125% 2011	500	534
Transcontinental Gas Pipe Line Corp. 6.40% 2016	10,000	10,313
Williams Companies, Inc. 7.875% 2021	79,592	86,656
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,803
Williams Companies, Inc. 8.75% 2032	27,196	31,547
Gaz Capital SA 5.875% 2015	€5,125	7,274
Gaz Capital SA 6.51% 2022[3]	$99,010	88,490
Gaz Capital SA, Series 9, 6.51% 2022	2,800	2,503
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	2,900	3,306
Gaz Capital SA 7.288% 2037[3]	30,270	27,762
Enbridge Energy Partners, LP 6.50% 2018[3]	36,120	35,927
Enbridge Energy Partners, LP 7.50% 2038[3]	28,700	28,617
Enbridge Energy Partners, LP 8.05% 2067[2]	67,100	61,865
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,4]	15,982	16,083
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4]	882	888
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3,4]	15,570	17,687
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4]	1,000	1,136
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,4]	45,970	45,054
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,4]	15,000	13,698
TransCanada PipeLines Ltd. 6.20% 2037	3,000	2,902
TransCanada PipeLines Ltd. 6.35% 2067[2]	100,815	89,257
Marathon Oil Corp. 6.00% 2017	33,000	33,537
Marathon Oil Corp. 5.90% 2018	45,000	45,318
Marathon Oil Corp. 6.60% 2037	12,000	11,961
Kinder Morgan Energy Partners LP 6.75% 2011	3,500	3,669
Kinder Morgan Energy Partners LP 5.85% 2012	4,000	4,106
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	14,096
Kinder Morgan Energy Partners LP 5.125% 2014	30,302	29,817
Kinder Morgan Energy Partners LP 6.00% 2017	30,250	30,155
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,4]	60,025	58,002
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4]	6,625	6,402
Enbridge Inc. 5.80% 2014	9,200	9,340
Enbridge Inc. 4.90% 2015	3,250	3,097
Enbridge Inc. 5.60% 2017	40,980	41,253
Pemex Finance Ltd. 8.875% 2010[1,4]	17,600	18,722
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[1,4]	11,700	14,957
Pemex Project Funding Master Trust 5.75% 2018[3]	15,900	16,304
Pemex Project Funding Master Trust 6.625% 2035[3]	3,500	3,640
Qatar Petroleum 5.579% 2011[3,4]	29,868	31,270
XTO Energy Inc. 5.90% 2012	10,000	10,434
XTO Energy Inc. 5.65% 2016	1,250	1,284
XTO Energy Inc. 6.25% 2017	16,500	17,622
Canadian Natural Resources Ltd. 5.70% 2017	26,470	26,815
EOG Resources, Inc. 5.875% 2017	24,110	25,321
Husky Energy Inc. 6.20% 2017	22,000	22,963
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[3,4]	17,250	17,187
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,4]	3,250	3,238
Polar Tankers, Inc. 5.951% 2037[3,4]	20,560	20,056
Devon Financing Corp., ULC 6.875% 2011	4,500	4,915
Devon Financing Corp. ULC 7.875% 2031	10,195	12,564
Sunoco, Inc. 4.875% 2014	14,830	14,797
Southern Natural Gas Co. 5.90% 2017[3]	11,840	11,633
El Paso Natural Gas Co. 5.95% 2017	3,000	2,958
Rockies Express Pipeline LLC 4.25% 2009[2,3]	13,000	13,008
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[3,4]	12,046	12,372
Nakilat Inc., Series A, 6.067% 2033[1,3,4]	14,000	12,198
Gulfstream Natural Gas 5.56% 2015[3]	3,500	3,512
Gulfstream Natural Gas 6.19% 2025[3]	7,235	6,959
Transocean Inc. 5.25% 2013	7,000	7,161
Transocean Inc. 6.00% 2018	1,975	2,035
Transocean Inc. 6.80% 2038	1,100	1,127
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,968
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	3,510
Petroplus Finance Ltd. 6.75% 2014[3]	2,750	2,523
Petroplus Finance Ltd. 7.00% 2017[3]	7,500	6,731
Drummond Co., Inc. 7.375% 2016[3]	9,800	9,016
Apache Corp. 5.625% 2017	7,200	7,524
Newfield Exploration Co. 7.625% 2011	1,500	1,575
Newfield Exploration Co. 6.625% 2014	2,000	1,980
Newfield Exploration Co. 6.625% 2016	3,475	3,423
Forest Oil Corp. 7.25% 2019	5,000	5,113
Teekay Shipping Corp. 8.875% 2011	3,950	4,197
TEPPCO Partners LP 7.00% 2067[2]	4,275	3,674
Energy Transfer Partners, LP 5.95% 2015	3,465	3,408
PETRONAS Capital Ltd. 7.00% 2012[3]	2,250	2,505
Sabine Pass LNG, LP 7.25% 2013	2,000	1,940
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,224
Overseas Shipholding Group, Inc. 8.25% 2013	295	298
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,4]	250	253
		1,444,075

INDUSTRIALS — 3.71%
Calair LLC and Calair Capital Corp. 8.125% 2008	825	825
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	14,050	13,713
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[4]	10,000	9,963
Continental Airlines, Inc. 8.75% 2011	6,300	4,930
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[4]	12,500	12,401
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 3.426% 2015[1,2,4]	1,100	951
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	30,821	28,664
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	172	161
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,152	2,001
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	1,871	1,684
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	18,969	18,721
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	38,161	36,730
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	3,535	3,314
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	22,192	21,396
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[4]	13,325	11,992
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[4]	9,224	7,840
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	294	290
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[4]	9,359	8,610
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	15,285	14,713
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	10,130	8,712
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	14,292	14,333
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	14,466	14,472
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	1,504	1,414
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[4]	400	399
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[4]	2,618	2,435
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[4]	53,658	53,751
Delta Air Lines, Inc., Second Lien Term Loan B, 8.082% 2014[2,4,5]	4,963	3,938
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[4,8]	5,111	5,456
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	40,693	40,541
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[4]	4,639	4,627
AMR Corp., Series B, 10.45% 2011	150	137
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	3,750	3,534
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	16,984	16,793
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[4]	18,165	17,438
AMR Corp. 9.00% 2012	5,800	4,321
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	38,010	38,081
American Airlines, Inc., Series 1991-C2, 9.73% 2014[4]	6,410	6,154
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	9,433	7,735
BAE Systems Holding Inc. 4.75% 2010[3,4]	10,350	10,733
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,4]	38,778	41,767
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,4]	36,827	37,956
CSX Corp. 5.75% 2013	16,800	17,019
CSX Corp. 6.25% 2015	32,750	33,257
CSX Corp. 6.25% 2018	15,000	14,830
CSX Corp. 7.45% 2038	22,500	23,173
Hutchison Whampoa International Ltd. 7.00% 2011[3]	24,300	25,781
Hutchison Whampoa International Ltd. 6.50% 2013[3]	59,200	60,369
General Electric Capital Corp. 6.25% 2017	£400	807
General Electric Capital Corp., Series A, 3.432% 2018[2]	$9,000	8,437
General Electric Capital Corp., Series A, 3.475% 2026[2]	77,000	64,266
General Electric Capital Corp. 5.625% 2031	£85	156
General Electric Capital Corp., Series A, 3.545% 2036[2]	$12,000	9,580
Koninklijke Philips Electronics NV 5.75% 2018	20,000	20,416
Koninklijke Philips Electronics NV 6.875% 2038	49,775	53,268
Northwest Airlines, Inc., Term Loan B, 6.20% 2013[2,4,5]	3,339	3,093
Northwest Airlines, Inc., Term Loan A, 4.45% 2018[2,4,5]	70,885	62,733
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	5,067	5,054
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[4,8]	7,335	8,435
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[4]	515	510
United Air Lines, Inc., Term Loan B, 4.625% 2014[2,4,5]	2,735	2,196
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[4]	854	857
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	2,621	2,595
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3,4]	926	801
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1,4]	28,382	26,253
Nielsen Finance LLC, Term Loan B, 5.346% 2013[2,4,5]	5,325	4,814
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	15,250	15,250
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[7]	21,900	13,961
Union Pacific Corp. 5.75% 2017	20,750	21,047
Union Pacific Corp. 5.70% 2018	4,000	3,985
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[4]	7,327	7,885
Caterpillar Inc. 4.50% 2009	1,190	1,204
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,445
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	517
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	215
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	4,163
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	2,074
Caterpillar Financial Services Corp. 5.45% 2018	12,850	13,098
Caterpillar Inc. 6.05% 2036	2,000	2,053
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.45% 2014[2,4,5]	2,460	2,379
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.99% 2014[2,4,5]	2,444	2,363
DAE Aviation Holdings, Inc. 11.25% 2015[3]	17,285	17,112
Canadian National Railway Co. 5.85% 2017	11,000	11,488
Canadian National Railway Co. 6.375% 2037	8,000	7,850
NTK Holdings Inc. 0%/10.75% 2014[4,7]	15,118	7,408
THL Buildco, Inc. 8.50% 2014	11,450	8,530
ARAMARK Corp., Term Loan B, 4.571% 2014[2,4,5]	6,792	6,352
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014[2,4,5]	304	285
ARAMARK Corp. 6.739% 2015[2]	1,900	1,686
ARAMARK Corp. 8.50% 2015	6,525	6,574
Ashtead Group PLC 8.625% 2015[3]	4,675	3,763
Ashtead Capital, Inc. 9.00% 2016[3]	13,300	10,840
US Investigations Services, Inc., Term Loan B, 5.599% 2015[2,4,5]	5,477	4,696
US Investigations Services, Inc. 10.50% 2015[3]	7,005	5,744
US Investigations Services, Inc. 11.75% 2016[3]	5,445	4,084
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,325	1,368
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[6]	11,125	11,431
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	570	570
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,658
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,711
Lockheed Martin Corp. 4.121% 2013	6,000	6,015
Lockheed Martin Corp. 6.15% 2036	6,000	6,218
Tyco International Group SA 6.125% 2008	5,000	5,038
Tyco International Group SA 6.125% 2009	500	506
Tyco International Group SA 7.00% 2028	620	597
Tyco International Group SA 6.875% 2029	6,190	6,069
Allied Waste North America, Inc., Series B, 6.50% 2010	500	503
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,456
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,395
Allied Waste North America, Inc., Series B, 7.375% 2014	4,750	4,697
Allied Waste North America, Inc. 6.875% 2017	1,000	985
Navios Maritime Holdings Inc. 9.50% 2014	11,075	11,089
Embraer Overseas Ltd 6.375% 2017	10,825	10,825
Raytheon Co. 6.40% 2018	9,500	10,480
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[4]	481	492
BNSF Funding Trust I 6.613% 2055[2]	10,000	9,107
John Deere Capital Corp. 5.40% 2011	3,500	3,682
John Deere Capital Corp. 5.10% 2013	1,100	1,145
John Deere Capital Corp., Series D, 5.50% 2017	3,650	3,753
USG Corp. 6.30% 2016	9,000	7,155
Accuride Corp. 8.50% 2015	8,230	6,749
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	6,198	6,337
Waste Management, Inc. 6.50% 2008	5,220	5,325
Waste Management, Inc. 5.00% 2014	765	752
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,4]	5,303	5,786
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	5,688
Atrium Companies, Inc., Term Loan B, 7.21% 2012[2,4,5]	5,233	4,160
ACIH, Inc. 11.50% 2012[3]	3,340	952
DRS Technologies, Inc. 6.875% 2013	2,135	2,103
DRS Technologies, Inc. 6.625% 2016	475	467
DRS Technologies, Inc. 7.625% 2018	2,500	2,513
AIR 2 US, Series A, 8.027% 2020[3,4]	5,572	5,070
TFM, SA de CV 9.375% 2012	4,450	4,617
Atlas Copco AB 5.60% 2017[3]	4,525	4,523
Kansas City Southern Railway Co. 7.50% 2009	4,000	4,080
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,625	2,468
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	757
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013[2,4,5]	2,838	2,427
FTI Consulting, Inc. 7.625% 2013	2,300	2,369
Alion Science and Technology Corp. 10.25% 2015	3,690	2,103
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,453
Esco Corp. 6.675% 2013[2,3]	325	281
Esco Corp. 8.625% 2013[3]	1,100	1,073
TransDigm Inc. 7.75% 2014	1,325	1,332
Esterline Technologies Corp. 6.625% 2017	1,050	1,055
Sequa Corp., Term Loan B, 5.95% 2014[2,4,5]	1,097	1,041
Hertz Corp. 10.50% 2016	1,000	941
CEVA Group PLC 10.00% 2014[3]	500	486
		1,368,230

TELECOMMUNICATION SERVICES — 3.42%
AT&T Corp. 7.30% 2011[2]	4,734	5,132
AT&T Wireless Services, Inc. 7.875% 2011	15,355	16,713
BellSouth Corp. 4.75% 2012	23,000	23,091
SBC Communications Inc. 5.875% 2012	20,337	21,291
AT&T Wireless Services, Inc. 8.125% 2012	66,480	74,462
AT&T Inc. 4.95% 2013	17,000	17,076
SBC Communications Inc. 5.10% 2014	10,245	10,192
SBC Communications Inc. 5.625% 2016	45,200	45,402
AT&T Inc. 5.50% 2018	50,000	49,049
SBC Communications Inc. 6.45% 2034	11,175	10,955
AT&T Inc. 6.30% 2038	36,600	35,506
Sprint Nextel Corp. 3.071% 2010[2]	1,865	1,592
US Unwired Inc., Series B, 10.00% 2012	4,560	4,230
Nextel Communications, Inc., Series E, 6.875% 2013	82,327	65,087
Nextel Communications, Inc., Series F, 5.95% 2014	41,263	30,570
Nextel Communications, Inc., Series D, 7.375% 2015	41,695	32,127
Sprint Nextel Corp. 6.00% 2016	4,500	3,504
Sprint Capital Corp. 6.90% 2019	33,685	26,574
Sprint Capital Corp. 6.875% 2028	4,630	3,457
Sprint Capital Corp. 8.75% 2032	93,665	79,324
British Telecommunications PLC 5.15% 2013	50,500	49,817
British Telecommunications PLC 5.95% 2018	64,000	62,126
British Telecommunications PLC 9.125% 2030[2]	3,600	4,476
Telecom Italia Capital SA 4.00% 2010	1,140	1,119
Telecom Italia Capital SA 4.875% 2010	1,260	1,242
Telecom Italia SpA 7.25% 2012	€8,830	14,200
Telecom Italia Capital SA, Series B, 5.25% 2013	$14,100	13,191
Telecom Italia Capital SA 5.25% 2015	69,000	62,781
Telecom Italia SpA 7.75% 2033	€10,747	16,904
Telecom Italia Capital SA 7.20% 2036	$3,290	3,116
Verizon Global Funding Corp. 7.375% 2012	11,835	13,012
Verizon Communications Inc. 5.50% 2017	34,495	34,050
Verizon Communications Inc. 5.50% 2018	7,000	6,831
Verizon Global Funding Corp. 7.75% 2030	9,501	10,352
Verizon Communications Inc. 6.40% 2038	32,095	31,349
France Télécom 7.75% 2011[2]	37,450	40,635
Vodafone Group PLC 7.75% 2010	20,000	21,205
Vodafone Group PLC 5.625% 2017	9,500	9,253
Vodafone Group PLC 6.15% 2037	6,000	5,611
American Tower Corp. 7.125% 2012	15,275	15,695
American Tower Corp. 7.00% 2017[3]	12,925	12,990
Intelsat, Ltd. 6.50% 2013	3,500	2,293
Intelsat (Bermuda), Ltd. 8.25% 2013	5,550	5,619
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[7]	1,775	1,518
Intelsat (Bermuda), Ltd. 8.625% 2015	4,000	4,050
Intelsat Corp. 9.00% 2016	3,550	3,594
Intelsat (Bermuda), Ltd. 9.25% 2016	6,500	6,581
Intelsat (Bermuda), Ltd. 11.25% 2016	2,400	2,445
Embarq Corp. 6.738% 2013	20,000	19,361
Embarq Corp. 7.995% 2036	5,000	4,578
Windstream Corp. 8.125% 2013	16,875	16,664
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,914
Windstream Corp. 8.625% 2016	3,300	3,259
PCCW-HKT Capital Ltd. 8.00% 2011[2,3]	15,000	16,299
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[3]	6,800	6,126
Singapore Telecommunications Ltd. 6.375% 2011[3]	12,050	13,036
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,759
Singapore Telecommunications Ltd. 7.375% 2031[3]	3,800	4,028
Triton PCS, Inc. 8.50% 2013	17,825	18,649
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	900	893
Centennial Communications Corp. 10.479% 2013[2]	7,500	6,563
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[2]	9,300	8,835
Rural Cellular Corp. 8.989% 2012[2]	3,260	3,276
Rural Cellular Corp. 6.076% 2013[2]	12,050	12,110
U S WEST Capital Funding, Inc. 6.375% 2008	500	501
Qwest Capital Funding, Inc. 7.90% 2010	950	955
Qwest Communications International Inc. 7.25% 2011	6,000	5,790
Qwest Capital Funding, Inc. 7.25% 2011	4,150	3,963
Qwest Capital Funding, Inc. 7.625% 2021	500	425
U S WEST Capital Funding, Inc. 6.875% 2028	3,250	2,568
Koninklijke KPN NV 8.00% 2010	6,550	7,037
Koninklijke KPN NV 8.375% 2030	4,800	5,507
MetroPCS Wireless, Inc. 9.25% 2014	11,950	11,054
Deutsche Telekom International Finance BV 8.125% 2012[2]	€4,420	7,592
Deutsche Telekom International Finance BV 4.75% 2016	2,000	3,008
Cricket Communications, Inc. 9.375% 2014	$7,835	7,463
Cricket Communications, Inc. 9.375% 2014[3]	2,500	2,381
Hawaiian Telcom Communications, Inc. 9.75% 2013	7,715	4,205
Hawaiian Telcom Communications, Inc. 10.318% 2013[2]	3,605	1,893
Hawaiian Telcom Communications, Inc., Term Loan C, 4.946% 2014[2,4,5]	2,114	1,622
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	1,113
Rogers Wireless Inc. 7.25% 2012	1,275	1,367
Rogers Wireless Inc. 7.50% 2015	6,300	6,628
Cincinnati Bell Inc. 7.25% 2013	6,800	6,715
SK Telecom Co., Ltd. 4.25% 2011[3]	6,000	5,887
NTELOS Inc., Term Loan B, 5.27% 2011[2,4,5]	4,851	4,651
Digicel Group Ltd. 8.875% 2015[3]	5,400	4,523
Level 3 Financing, Inc. 9.25% 2014	5,475	4,503
Orascom Telecom 7.875% 2014[3]	3,275	3,054
Millicom International Cellular SA 10.00% 2013	2,430	2,588
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,521
ALLTELL Corp., Term Loan B3, 5.568% 2015[2,4,5]	$1,194	1,082
Nordic Telephone Co. Holding ApS 8.875% 2016[3]	1,000	975
Trilogy International Partners LLC, Term Loan B, 6.196% 2012[2,4,5]	275	234
		1,263,544

HEALTH CARE — 2.55%
Schering-Plough Corp. 5.55% 2013[2]	28,074	29,030
Schering-Plough Corp. 5.375% 2014	€6,120	9,173
Schering-Plough Corp. 6.00% 2017	$105,471	106,185
Schering-Plough Corp. 6.75% 2033[1,2]	15,065	15,283
UnitedHealth Group Inc. 2.779% 2010[2]	8,250	7,909
UnitedHealth Group Inc. 5.25% 2011	3,165	3,231
UnitedHealth Group Inc. 4.875% 2013	4,400	4,351
UnitedHealth Group Inc. 4.875% 2013	4,000	3,955
UnitedHealth Group Inc. 5.375% 2016	22,250	21,128
UnitedHealth Group Inc. 6.00% 2017	32,750	32,057
UnitedHealth Group Inc. 6.00% 2018	2,000	1,963
UnitedHealth Group Inc. 6.875% 2038	37,500	35,940
Coventry Health Care, Inc. 6.30% 2014	62,750	63,120
Coventry Health Care, Inc. 5.95% 2017	14,930	14,132
Hospira, Inc. 4.95% 2009	7,391	7,423
Hospira, Inc. 3.176% 2010[2]	26,500	25,785
Hospira, Inc. 5.90% 2014	4,510	4,586
Hospira, Inc. 6.05% 2017	30,675	30,455
Biogen Idec Inc. 6.00% 2013	34,200	34,640
Biogen Idec Inc. 6.875% 2018	30,000	30,363
AstraZeneca PLC 5.40% 2012	25,520	26,949
AstraZeneca PLC 5.40% 2014	12,780	13,601
AstraZeneca PLC 5.90% 2017	22,500	23,827
Cardinal Health, Inc. 6.25% 2008	3,000	3,025
Cardinal Health, Inc. 5.499% 2009[2]	3,500	3,409
Cardinal Health, Inc. 6.75% 2011	13,625	14,453
Cardinal Health, Inc. 5.80% 2016	10,000	10,063
Cardinal Health, Inc. 5.85% 2017	12,000	12,038
Allegiance Corp. 7.00% 2026	9,260	9,448
Humana Inc. 6.45% 2016	27,425	27,847
Humana Inc. 6.30% 2018	15,000	14,937
WellPoint, Inc. 5.00% 2011	14,000	14,139
WellPoint, Inc. 5.25% 2016	6,455	6,080
WellPoint, Inc. 5.875% 2017	8,300	8,138
WellPoint, Inc. 6.375% 2037	7,500	6,744
Tenet Healthcare Corp. 7.375% 2013	4,465	4,007
Tenet Healthcare Corp. 9.875% 2014	23,735	23,082
Tenet Healthcare Corp. 9.25% 2015	6,675	6,275
HealthSouth Corp. 10.829% 2014[2]	12,600	12,222
HealthSouth Corp. 10.75% 2016	13,105	13,826
Amgen Inc. 4.00% 2009	24,000	24,252
Aetna Inc. 5.75% 2011	17,500	18,351
Abbott Laboratories 5.875% 2016	14,270	15,236
Abbott Laboratories 5.60% 2017	2,675	2,804
Boston Scientific Corp. 5.45% 2014	100	92
Boston Scientific Corp. 6.40% 2016	15,890	14,897
Boston Scientific Corp. 5.125% 2017	600	516
HCA Inc., Term Loan B, 4.946% 2013[2,4,5]	14,119	13,017
HCA Inc. 9.125% 2014	295	305
HCA Inc. 9.25% 2016	530	551
HCA Inc. 9.625% 2016[6]	1,530	1,591
Wyeth 5.50% 2016	15,000	15,319
VWR Funding, Inc. 10.25% 2015[2,6]	15,675	14,656
Bausch & Lomb Inc. 9.875% 2015[3]	13,625	13,898
Elan Finance PLC and Elan Finance Corp. 7.201% 2013[2]	2,720	2,380
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,350	9,781
PTS Acquisition Corp. 9.50% 2015[3,6]	14,815	12,074
Bristol-Myers Squibb Co. 4.00% 2008	10,000	10,006
Universal Health Services, Inc. 7.125% 2016	7,440	7,778
Surgical Care Affiliates, Inc. 8.875% 2015[3,6]	3,325	2,577
Surgical Care Affiliates, Inc. 10.00% 2017[3]	5,625	4,247
Warner Chilcott Corp. 8.75% 2015	4,400	4,422
Mylan Inc., Term Loan B, 6.25% 2014[2,4,5]	4,218	4,088
Universal Hospital Services, Inc. 8.288% 2015[2]	3,880	3,473
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,402
Viant Holdings Inc. 10.125% 2017[3]	2,929	2,387
CHS/Community Health Systems, Inc. 8.875% 2015	2,325	2,345
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	555	592
		939,856

UTILITIES — 2.49%
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,866
MidAmerican Energy Co. 5.125% 2013	7,500	7,754
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,036
MidAmerican Energy Co. 4.65% 2014	5,000	4,933
MidAmerican Energy Co. 5.95% 2017	3,000	3,151
MidAmerican Energy Co. 5.30% 2018	10,000	10,011
MidAmerican Energy Holdings Co. 5.75% 2018[3]	47,700	48,260
MidAmerican Energy Holdings Co. 6.125% 2036	13,750	13,333
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[3]	3,060	3,159
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	56,985	56,642
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[3]	12,000	11,796
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,500	13,086
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	5,000
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,183
Exelon Corp. 6.75% 2011	2,200	2,323
Exelon Generation Co., LLC 6.95% 2011	19,475	20,676
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,980
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	5,000	5,142
Exelon Generation Co., LLC 6.20% 2017	23,000	22,829
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	4,000	3,617
Edison Mission Energy 7.50% 2013	625	644
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,050
Edison Mission Energy 7.75% 2016	7,125	7,374
Midwest Generation, LLC, Series B, 8.56% 2016[4]	15,540	16,861
Edison Mission Energy 7.00% 2017	7,175	7,175
Edison Mission Energy 7.20% 2019	11,525	11,439
Homer City Funding LLC 8.734% 2026[4]	13,774	14,738
Edison Mission Energy 7.625% 2027	1,900	1,796
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,327
NGG Finance PLC 6.125% 2011	€3,480	5,670
National Grid PLC 6.30% 2016	$37,605	38,692
National Grid Transco PLC 4.375% 2020	€6,430	8,537
National Grid Co. PLC 5.875% 2024	£170	322
PSEG Power LLC 3.75% 2009	$6,825	6,769
PSEG Power LLC 7.75% 2011	16,410	17,692
PSEG Power LLC 5.00% 2014	11,690	11,392
PSEG Power LLC 8.625% 2031	7,350	9,041
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	6,000	5,998
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,863
Consolidated Edison Co. of New York, Inc., Series 2006-C, 5.50% 2016	25,000	25,757
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,708
Cilcorp Inc. 8.70% 2009	1,000	1,058
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,662
Union Electric Co. 5.25% 2012	1,490	1,520
Union Electric Co. 4.65% 2013	11,000	10,951
Union Electric Co. 5.40% 2016	5,750	5,730
Cilcorp Inc. 9.375% 2029	12,265	13,795
Scottish Power PLC 5.375% 2015	31,415	31,540
Ohio Power Co., Series J, 5.30% 2010	8,000	8,232
Ohio Power Co., Series H, 4.85% 2014	5,965	5,730
Appalachian Power Co., Series I, 4.95% 2015	1,000	947
Ohio Power Co., Series K, 6.00% 2016	15,000	15,090
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014[2,4,5]	4,564	4,166
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[3]	12,215	12,230
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[3]	10,925	10,939
Intergen Power 9.00% 2017[3]	21,575	22,654
AES Corp. 9.50% 2009	927	961
AES Corp. 9.375% 2010	4,803	5,103
AES Corp. 8.75% 2013[3]	624	652
AES Corp. 7.75% 2015	12,500	12,656
AES Corp. 8.00% 2017	2,000	2,035
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,109
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	10,299
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,028
Veolia Environnement 6.125% 2033	€13,640	19,586
SP PowerAssets Ltd. 3.80% 2008[3]	$10,000	10,028
SP PowerAssets Ltd. 5.00% 2013[3]	8,000	8,060
Israel Electric Corp. Ltd. 7.95% 2011[3]	10,000	10,991
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	7,021
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,147
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,550
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,223
Niagara Mohawk Power Corp., Series G, 7.75% 2008	17,460	17,769
Consumers Energy Co. 5.65% 2018	17,400	17,570
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,658
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,764
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,530
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	13,500	13,755
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[4]	11,812	11,557
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	10,000	11,527
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,250
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,166
Anglian Water Services Financing PLC 4.625% 2013	€6,120	9,368
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	764
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	$4,500	4,612
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,180
Florida Power & Light Co. 4.85% 2013	5,000	5,211
FPL Energy National Wind, LLC 5.608% 2024[3,4]	4,189	4,265
Kern River Funding Corp. 4.893% 2018[3,4]	8,521	8,697
NRG Energy, Inc. 7.25% 2014	4,200	4,158
NRG Energy, Inc. 7.375% 2016	3,700	3,635
Energy East Corp. 6.75% 2012	7,155	7,653
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	2,010
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,934
Constellation Energy Group, Inc. 6.125% 2009	3,500	3,596
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,333
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	724
Sierra Pacific Resources 8.625% 2014	900	950
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,513
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	988
Korea East-West Power Co., Ltd. 4.875% 2011[3]	5,000	4,969
Alabama Power Co., Series R, 4.70% 2010	2,250	2,328
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,601
Enersis SA 7.375% 2014	3,000	3,313
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,4]	2,905	3,004
Connecticut Light and Power Co., First and Refunding Mortgage Bonds, Series 2007-A, 5.375% 2017	2,500	2,521
Wisconsin Gas Co. 5.20% 2015	2,025	2,089
Mirant Americas Generation, Inc. 8.30% 2011	1,700	1,743
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	594
Kelda Group PLC 6.625% 2031	165	348
		919,962

MATERIALS — 1.27%
C5 Capital (SPV) Ltd. 6.196% (undated)[2,3]	$15,000	14,816
C8 Capital (SPV) Ltd. 6.64% (undated)[2,3]	45,475	42,098
C10 Capital (SPV) Ltd. 6.722% (undated)[2,3]	18,695	17,333
Stora Enso Oyj 5.125% 2014	€4,250	5,708
Stora Enso Oyj 6.404% 2016[3]	$36,100	31,940
Stora Enso Oyj 7.25% 2036[3]	36,290	28,743
UPM-Kymmene Corp. 5.625% 2014[3]	41,790	35,759
UPM-Kymmene Corp. 6.625% 2017	£235	418
Bayer AG 5.00% (undated)[2]	€23,085	31,449
Rohm and Haas Co. 5.60% 2013	$2,450	2,528
Rohm and Haas Co. 6.00% 2017	23,950	24,355
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	800	828
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,430	17,375
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,380	2,532
Alcoa Inc. 5.55% 2017	20,000	19,515
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	9,765
Stone Container Corp. 8.375% 2012	1,675	1,524
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	1,081
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	5,965	5,040
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,527
Nalco Co. 7.75% 2011	4,760	4,843
Nalco Co. 8.875% 2013	3,750	3,872
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[7]	2,254	2,040
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	2,040
E.I. du Pont de Nemours and Co. 5.00% 2013	6,355	6,624
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,023
Georgia Gulf Corp. 9.50% 2014	12,130	9,431
Georgia Gulf Corp. 10.75% 2016	1,510	997
Norske Skogindustrier ASA 7.625% 2011[3]	425	352
Norske Skogindustrier ASA 7.125% 2033[3]	13,335	9,470
Building Materials Corp. of America 7.75% 2014	11,650	8,446
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,530	7,997
Praxair, Inc. 2.75% 2008	5,000	4,992
Praxair, Inc. 4.625% 2015	2,500	2,530
Commercial Metals Co. 6.50% 2017	7,000	7,243
Georgia-Pacific Corp. 8.125% 2011	4,750	4,738
Georgia-Pacific Corp. 9.50% 2011	2,265	2,316
Plastipak Holdings, Inc. 8.50% 2015[3]	7,690	7,036
Weyerhaeuser Co. 5.95% 2008	3,000	3,046
Weyerhaeuser Co. 7.375% 2032	1,000	991
Weyerhaeuser Co. 6.875% 2033	2,500	2,349
International Paper Co. 5.85% 2012	5,798	5,810
Abitibi-Consolidated Co. of Canada 6.00% 2013	975	478
Abitibi-Consolidated Co. of Canada 8.375% 2015	9,000	4,680
Metals USA Holdings Corp. 10.729% 2012[2,6]	3,600	2,700
Metals USA, Inc. 11.125% 2015	2,250	2,216
NewPage Corp. 10.00% 2012[3]	3,500	3,570
NewPage Corp., Series A, 12.00% 2013	1,260	1,269
Owens-Illinois, Inc. 7.35% 2008	2,250	2,258
Owens-Illinois, Inc. 7.50% 2010	2,250	2,312
AEP Industries Inc. 7.875% 2013	4,550	4,163
Associated Materials Inc. 9.75% 2012	3,450	3,364
AMH Holdings, Inc. 0%/11.25% 2014[7]	750	516
Arbermarle Corp. 5.10% 2015	3,656	3,621
Algoma Steel Inc. 9.875% 2015[3]	3,950	3,437
Ryerson Inc. 10.614% 2014[2,3]	3,185	2,882
Ryerson Inc. 12.00% 2015[3]	285	271
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,262
Rockwood Specialties Group, Inc. 7.625% 2014	€500	734
FMG Finance Pty Ltd. 10.625% 2016[3]	$2,500	2,825
Domtar Corp. 5.375% 2013	725	638
Domtar Corp. 7.125% 2015	2,100	1,990
Graphic Packaging International, Inc. 8.50% 2011	2,375	2,345
Nucor Corp. 5.75% 2017	1,500	1,556
Nucor Corp. 6.40% 2037	750	759
ICI Wilmington, Inc. 4.375% 2008	200	201
ICI Wilmington, Inc. 5.625% 2013	2,000	2,105
Momentive Performance Materials Inc. 9.75% 2014	2,000	1,805
Packaging Corp. of America 4.375% 2008	1,500	1,501
Vale Overseas Ltd. 6.25% 2017	1,500	1,498
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,479
Berry Plastics Holding Corp. 10.25% 2016	1,750	1,356
Neenah Paper, Inc. 7.375% 2014	1,380	1,214
Airgas, Inc. 6.25% 2014	550	551
Ainsworth Lumber Co. Ltd. 6.75% 2014	875	512
Ispat Inland ULC 9.75% 2014	206	222
		466,810

CONSUMER STAPLES — 1.14%
Tesco PLC 5.50% 2017[3]	33,080	33,809
Tesco PLC 5.50% 2033	£265	474
Tesco PLC 6.15% 2037[3]	$52,000	50,561
Kroger Co. 5.00% 2013	8,750	8,808
Kroger Co. 6.40% 2017	58,325	61,663
Kroger Co. 7.50% 2031	2,000	2,173
Kroger Co. 6.90% 2038	1,000	1,018
CVS Corp. 7.77% 2012[1,3,4]	738	779
CVS Corp. 5.298% 2027[3,4]	14,197	13,488
CVS Corp. 6.036% 2028[3,4]	27,758	26,521
CVS Caremark Corp. 6.943% 2030[1,3,4]	28,448	28,758
Tyson Foods, Inc. 6.85% 2016[2]	38,380	38,618
Safeway Inc. 6.35% 2017	29,710	31,459
Safeway Inc. 7.25% 2031	2,000	2,138
Delhaize Group 6.50% 2017	26,205	27,109
Delhaize America, Inc. 9.00% 2031	3,625	4,374
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,229
Stater Bros. Holdings Inc. 7.75% 2015	5,650	5,368
SUPERVALU INC., Term Loan B, 4.186% 2012[2,4,5]	2,218	2,140
SUPERVALU INC. 7.50% 2012	365	374
Albertson’s, Inc. 7.25% 2013	3,525	3,545
SUPERVALU INC. 7.50% 2014	830	842
Albertson’s, Inc. 8.00% 2031	4,475	4,288
Constellation Brands, Inc. 8.375% 2014	2,075	2,148
Constellation Brands, Inc. 7.25% 2017	7,695	7,503
Dole Food Co., Inc. 8.625% 2009	500	438
Dole Food Co., Inc. 7.25% 2010	2,175	1,686
Dole Food Co., Inc. 8.875% 2011	7,915	6,451
Duane Reade Inc. 7.30% 2010[2]	1,500	1,380
Duane Reade Inc. 9.75% 2011	7,695	6,464
Vitamin Shoppe Industries Inc. 10.565% 2012[1,2]	7,490	7,490
JBS SA 10.50% 2016	6,650	6,434
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,260	3,461
Yankee Candle Co., Inc., Series B, 9.75% 2017	3,690	2,952
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,020
Smithfield Foods, Inc., Series B, 7.75% 2013	150	149
Smithfield Foods, Inc. 7.75% 2017	3,100	3,038
Costco Wholesale Corp. 5.30% 2012	3,000	3,163
Elizabeth Arden, Inc. 7.75% 2014	3,105	2,965
Diageo Capital PLC 4.375% 2010	2,395	2,443
Spectrum Brands, Inc., Term Loan B, 7.096% 2013[2,4,5]	393	352
Spectrum Brands, Inc., Term Loan, Letter of Credit, 7.119% 2013[2,4,5]	25	22
Spectrum Brands, Inc. 7.375% 2015	2,105	1,379
Rite Aid Corp. 6.125% 2008[3]	1,775	1,726
		420,200

INFORMATION TECHNOLOGY — 0.85%
NXP BV and NXP Funding LLC 7.008% 2013[2]	7,570	6,274
NXP BV and NXP Funding LLC 7.326% 2013[2]	€1,000	1,255
NXP BV and NXP Funding LLC 7.875% 2014	$11,525	10,603
NXP BV and NXP Funding LLC 8.625% 2015	€500	586
NXP BV and NXP Funding LLC 9.50% 2015	$31,070	25,633
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	31,625	31,381
Electronic Data Systems Corp. 7.45% 2029	13,190	12,508
Jabil Circuit, Inc. 5.875% 2010	4,750	4,694
Jabil Circuit, Inc. 8.25% 2018[3]	26,750	25,948
National Semiconductor Corp. 6.15% 2012	3,700	3,782
National Semiconductor Corp. 6.60% 2017	24,500	24,322
Freescale Semiconductor, Inc., Term Loan B, 4.869% 2013[2,4,5]	2,605	2,209
Freescale Semiconductor, Inc. 6.675% 2014[2]	6,500	4,518
Freescale Semiconductor, Inc. 8.875% 2014	7,300	5,749
Freescale Semiconductor, Inc. 9.125% 2014[6]	11,725	8,618
Freescale Semiconductor, Inc. 10.125% 2016	7,895	5,369
Hewlett-Packard Co. 5.50% 2018	24,000	24,635
Sanmina-SCI Corp. 5.55% 2010[2,3]	866	844
Sanmina-SCI Corp. 5.55% 2014[2,3]	3,750	3,394
Sanmina-SCI Corp. 8.125% 2016	14,150	12,594
Celestica Inc. 7.875% 2011	11,730	11,583
Celestica Inc. 7.625% 2013	4,170	3,962
Hughes Communications, Inc. 9.50% 2014	15,425	15,425
First Data Corp., Term Loan B2, 5.349% 2014[2,4,5]	14,680	13,257
SunGard Data Systems Inc. 9.125% 2013	12,975	13,170
Cisco Systems, Inc. 5.25% 2011	10,000	10,446
Serena Software, Inc. 10.375% 2016	11,262	10,431
Ceridian Corp. 11.25% 2015[3]	11,300	9,690
Sensata Technologies BV 8.00% 2014[2]	8,575	7,589
Nortel Networks Ltd. 8.508% 2011[2]	2,500	2,156
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	3,070	1,765
Exodus Communications, Inc. 11.625% 2010[1,8]	1,128	0
		314,390

Total corporate bonds & notes		15,585,352

MORTGAGE-BACKED OBLIGATIONS[4] — 22.10%
Fannie Mae 7.00% 2009	10	10
Fannie Mae 7.50% 2009	57	58
Fannie Mae 7.50% 2009	31	32
Fannie Mae 7.50% 2009	11	12
Fannie Mae 7.50% 2009	5	5
Fannie Mae 7.50% 2009	2	2
Fannie Mae 7.50% 2009	1	1
Fannie Mae 8.50% 2009	16	16
Fannie Mae 9.50% 2009	9	9
Fannie Mae 7.00% 2010	13	13
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	62,552
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	50,773
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	47,808
Fannie Mae 4.89% 2012	25,000	25,622
Fannie Mae 7.00% 2016	176	187
Fannie Mae 11.50% 2016	347	396
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	9,171	9,427
Fannie Mae 5.50% 2018	493	507
Fannie Mae 9.00% 2018	29	33
Fannie Mae 10.00% 2018	257	293
Fannie Mae 4.50% 2019	22,089	22,127
Fannie Mae 4.50% 2019	21,838	21,876
Fannie Mae 5.50% 2019	5,117	5,264
Fannie Mae 5.50% 2019	2,057	2,108
Fannie Mae 12.00% 2019	350	404
Fannie Mae 4.50% 2020	5,664	5,652
Fannie Mae 5.50% 2020	18,577	19,091
Fannie Mae 5.50% 2020	2,075	2,127
Fannie Mae 11.00% 2020	147	167
Fannie Mae 11.25% 2020[2]	328	384
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	29,385	29,353
Fannie Mae 9.00% 2022	62	68
Fannie Mae 7.50% 2023	114	123
Fannie Mae 6.00% 2024	14,595	15,031
Fannie Mae, Series 2001-4, Class GA, 10.22% 2025[2]	601	682
Fannie Mae, Series 2001-4, Class NA, 11.89% 2025[2]	2,827	3,161
Fannie Mae 6.00% 2026	33,130	34,121
Fannie Mae 6.73% 2026[2]	515	523
Fannie Mae 5.50% 2027	28,307	28,746
Fannie Mae 6.00% 2027	18,837	19,354
Fannie Mae 6.50% 2027	32,730	33,948
Fannie Mae 6.50% 2027	28,238	29,289
Fannie Mae 8.50% 2027	10	11
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,181	1,815
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	4,251	4,627
Fannie Mae 6.50% 2029	220	233
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	724	794
Fannie Mae 7.50% 2029	70	75
Fannie Mae 7.50% 2029	51	55
Fannie Mae 7.50% 2030	162	176
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	6,149	6,373
Fannie Mae 7.50% 2031	398	432
Fannie Mae 7.50% 2031	44	48
Fannie Mae, Series 2001-20, Class E, 9.62% 2031[2]	101	113
Fannie Mae, Series 2001-20, Class C, 12.041% 2031[2]	112	128
Fannie Mae 6.50% 2032	601	622
Fannie Mae 5.50% 2033	35,452	35,976
Fannie Mae 6.50% 2034	891	923
Fannie Mae 4.561% 2035[2]	14,718	14,933
Fannie Mae 5.50% 2035	45,035	45,602
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	7,027
Fannie Mae 6.50% 2035	11,850	12,377
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	10,014	7,759
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,950	6,914
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,092	1,734
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	9,259	9,397
Fannie Mae 6.00% 2036	44,192	45,315
Fannie Mae 6.00% 2036	34,517	35,395
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	23,498	24,239
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	21,071	21,745
Fannie Mae 6.00% 2036	13,464	13,806
Fannie Mae 6.50% 2036	10,348	10,808
Fannie Mae 6.50% 2036	5,715	5,889
Fannie Mae 7.00% 2036	4,459	4,640
Fannie Mae 7.00% 2036	2,196	2,311
Fannie Mae 7.00% 2036	1,936	2,038
Fannie Mae 7.00% 2036	1,183	1,232
Fannie Mae 7.50% 2036	2,109	2,210
Fannie Mae 7.50% 2036	1,054	1,104
Fannie Mae 8.00% 2036	3,394	3,502
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	32,989	33,939
Fannie Mae 5.525% 2037[2]	51,513	52,751
Fannie Mae 5.684% 2037[2]	13,218	13,525
Fannie Mae 5.769% 2037[2]	21,831	22,399
Fannie Mae 6.00% 2037	82,963	85,073
Fannie Mae 6.00% 2037	14,632	14,885
Fannie Mae 6.00% 2037	9,242	9,402
Fannie Mae 6.00% 2037[1]	5,194	5,236
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,714	4,886
Fannie Mae 6.00% 2037	4,511	4,626
Fannie Mae 6.011% 2037[2]	39,993	41,179
Fannie Mae 6.037% 2037[2]	41,307	42,215
Fannie Mae 6.165% 2037[2]	23,816	24,524
Fannie Mae 6.50% 2037	31,145	32,336
Fannie Mae 6.50% 2037[1]	31,023	31,625
Fannie Mae 6.50% 2037	30,173	31,091
Fannie Mae 6.50% 2037	23,355	24,066
Fannie Mae 6.50% 2037	17,495	18,027
Fannie Mae 6.50% 2037	17,087	17,719
Fannie Mae 6.50% 2037	14,863	15,413
Fannie Mae 6.50% 2037	14,753	15,299
Fannie Mae 6.50% 2037	13,357	13,852
Fannie Mae 6.50% 2037	11,944	12,307
Fannie Mae 6.50% 2037	11,007	11,414
Fannie Mae 6.50% 2037[1]	11,191	11,408
Fannie Mae 6.50% 2037	9,085	9,421
Fannie Mae 6.50% 2037	1,497	1,553
Fannie Mae 6.50% 2037	1,459	1,513
Fannie Mae 6.538% 2037[2]	14,575	15,071
Fannie Mae 6.752% 2037[2]	18,506	19,137
Fannie Mae 6.808% 2037[2]	1,769	1,830
Fannie Mae 7.00% 2037	87,084	91,496
Fannie Mae 7.00% 2037	43,457	45,224
Fannie Mae 7.00% 2037	27,155	28,531
Fannie Mae 7.00% 2037	16,988	17,679
Fannie Mae 7.00% 2037	16,714	17,394
Fannie Mae 7.00% 2037	14,717	15,315
Fannie Mae 7.00% 2037	13,801	14,362
Fannie Mae 7.00% 2037[1]	13,095	13,529
Fannie Mae 7.00% 2037	11,731	12,336
Fannie Mae 7.00% 2037	10,253	10,670
Fannie Mae 7.00% 2037	7,853	8,173
Fannie Mae 7.00% 2037	7,116	7,405
Fannie Mae 7.00% 2037	7,110	7,399
Fannie Mae 7.00% 2037	6,837	7,115
Fannie Mae 7.00% 2037	5,505	5,728
Fannie Mae 7.00% 2037	4,364	4,541
Fannie Mae 7.00% 2037	2,693	2,802
Fannie Mae 7.00% 2037	2,259	2,351
Fannie Mae 7.00% 2037	2,201	2,318
Fannie Mae 7.00% 2037	1,817	1,915
Fannie Mae 7.00% 2037	1,789	1,882
Fannie Mae 7.00% 2037	1,605	1,671
Fannie Mae 7.00% 2037	1,095	1,140
Fannie Mae 7.00% 2037	835	877
Fannie Mae 7.50% 2037	9,483	10,033
Fannie Mae 7.50% 2037[1]	4,928	5,131
Fannie Mae 7.50% 2037	4,767	4,994
Fannie Mae 7.50% 2037	4,544	4,761
Fannie Mae 7.50% 2037	3,646	3,820
Fannie Mae 7.50% 2037	2,752	2,883
Fannie Mae 7.50% 2037	2,639	2,765
Fannie Mae 7.50% 2037	2,489	2,607
Fannie Mae 7.50% 2037	2,258	2,366
Fannie Mae 7.50% 2037	2,238	2,345
Fannie Mae 7.50% 2037	2,082	2,181
Fannie Mae 7.50% 2037	1,773	1,858
Fannie Mae 7.50% 2037	1,738	1,821
Fannie Mae 7.50% 2037	1,336	1,400
Fannie Mae 7.50% 2037	1,238	1,297
Fannie Mae 7.50% 2037	1,211	1,269
Fannie Mae 7.50% 2037	1,070	1,121
Fannie Mae 7.50% 2037	877	919
Fannie Mae 7.50% 2037	860	901
Fannie Mae 7.50% 2037	677	716
Fannie Mae 8.00% 2037	3,783	3,996
Fannie Mae 8.00% 2037	3,772	3,893
Fannie Mae 8.00% 2037	3,065	3,163
Fannie Mae 8.00% 2037	2,451	2,557
Fannie Mae 8.00% 2037	1,221	1,260
Fannie Mae 5.325% 2038[2]	14,962	15,256
Fannie Mae 5.751% 2038[2]	33,795	34,704
Fannie Mae 7.00% 2038	23,295	24,475
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	6,820	7,306
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,141	2,260
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	4,654	4,999
Fannie Mae 6.00% 2047	1,107	1,119
Fannie Mae 6.50% 2047	1,539	1,571
Fannie Mae 6.50% 2047	1,350	1,378
Fannie Mae 6.50% 2047	1,089	1,118
Fannie Mae 7.00% 2047	7,640	7,937
Fannie Mae 7.00% 2047	559	581
Fannie Mae 7.50% 2047	1,749	1,829
Fannie Mae 7.50% 2047	1,282	1,341
Fannie Mae 7.50% 2047	1,097	1,148
Freddie Mac 8.75% 2008	1	1
Freddie Mac 8.75% 2008	—	—
Freddie Mac 8.00% 2009	—	—
Freddie Mac 8.50% 2009	28	28
Freddie Mac 8.50% 2010	29	30
Freddie Mac 6.00% 2017	492	512
Freddie Mac, Series 2310, Class A, 10.55% 2017[2]	501	552
Freddie Mac 11.00% 2018	68	77
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,415
Freddie Mac 5.50% 2019	10,767	11,061
Freddie Mac 8.50% 2020	157	171
Freddie Mac 8.50% 2020	52	57
Freddie Mac, Series 41, Class F, 10.00% 2020	103	103
Freddie Mac, Series 178, Class Z, 9.25% 2021	78	78
Freddie Mac, Series 2626, Class NG, 3.50% 2023	2,026	1,926
Freddie Mac, Series 2922, Class EL, 4.50% 2023	44,713	44,710
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,323	2,428
Freddie Mac 6.00% 2026	37,521	38,661
Freddie Mac 6.00% 2026	4,241	4,370
Freddie Mac 8.00% 2026	100	110
Freddie Mac 5.50% 2027	17,878	18,164
Freddie Mac 6.00% 2027	210,393	216,787
Freddie Mac 8.50% 2027	23	25
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,081	4,223
Freddie Mac, Series 2122, Class QM, 6.25% 2029	7,138	7,343
Freddie Mac 4.641% 2035[2]	17,146	17,372
Freddie Mac, Series 3061, Class PN, 5.50% 2035	51,571	53,194
Freddie Mac 6.50% 2035[1]	418	428
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	8,849	7,063
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	5,085
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	5,073
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	5,646	4,560
Freddie Mac, Series 3257, Class PA, 5.50% 2036	54,068	55,562
Freddie Mac, Series 3233, Class PA, 6.00% 2036	44,385	46,153
Freddie Mac, Series 3156, Class NG, 6.00% 2036	14,525	15,054
Freddie Mac, Series 3286, Class JN, 5.50% 2037	69,466	70,785
Freddie Mac, Series 3318, Class JT, 5.50% 2037	38,405	39,221
Freddie Mac, Series 3312, Class PA, 5.50% 2037	29,397	29,954
Freddie Mac 5.655% 2037[2]	18,971	19,372
Freddie Mac 5.686% 2037[2]	9,346	9,533
Freddie Mac 5.991% 2037[2]	34,226	35,105
Freddie Mac 6.00% 2037	186,226	191,152
Freddie Mac 6.00% 2037	68,883	70,705
Freddie Mac 6.00% 2037	48,145	49,419
Freddie Mac 6.00% 2037	27,158	27,877
Freddie Mac, Series 3271, Class OA, 6.00% 2037	18,778	19,629
Freddie Mac 6.00% 2037	12,250	12,574
Freddie Mac 6.00% 2037	3,675	3,772
Freddie Mac 6.00% 2037	1,907	1,957
Freddie Mac 6.113% 2037[2]	26,295	26,984
Freddie Mac 6.23% 2037[2]	22,040	22,303
Freddie Mac 6.289% 2037[2]	3,916	4,003
Freddie Mac 6.354% 2037[2]	39,420	40,626
Freddie Mac 7.00% 2037	29,658	30,832
Freddie Mac 7.00% 2037	2,691	2,797
Freddie Mac 7.00% 2037	2,365	2,459
Freddie Mac 7.00% 2037	2,348	2,441
Freddie Mac 7.00% 2037[1]	1,218	1,267
Freddie Mac 7.00% 2037[1]	1,016	1,056
Freddie Mac 7.00% 2037[1]	947	985
Freddie Mac 7.50% 2037	33,191	34,724
Freddie Mac 5.00% 2038	55,339	54,824
Freddie Mac 5.00% 2038	45,745	45,277
Freddie Mac 5.00% 2038	40,790	40,411
Freddie Mac 5.00% 2038	34,060	33,761
Freddie Mac 5.50% 2038	37,320	37,674
Freddie Mac 5.638% 2038[2]	39,925	40,757
Freddie Mac 6.50% 2047	3,014	3,098
Freddie Mac 6.50% 2047	1,504	1,546
Freddie Mac 7.00% 2047	1,215	1,261
Freddie Mac 7.00% 2047	708	735
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	12,125	11,676
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018[1]	8,932	8,877
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018[1]	4,386	4,358
CS First Boston Mortgage Securities Corp., Series 2004-7, Class IV-A-1, 4.50% 2019	5,772	5,558
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	18,984	18,554
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	604	574
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[1]	61	58
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	3,954	3,462
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,111	1,055
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,774	6,728
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	40	40
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	472
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	675	653
CS First Boston Mortgage Securities Corp., Series 2005-10, Class III-A-3, 5.50% 2035	11,000	6,754
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035[1]	15,099	14,126
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035[1]	5,638	5,306
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	48,229	49,282
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[2,3]	1,500	1,413
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[1,3]	29,778	20,595
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036[1]	28,502	23,372
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	26,440	26,376
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[2,3]	500	448
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,268
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	928	925
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	16,000	15,713
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,382
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,651
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	18,936
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	8,655
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[3]	8,240	6,141
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[1]	39,245	27,472
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[3]	2,000	1,470
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	19,753
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,013
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	12,000	11,630
CS First Boston Mortgage Securities Corp., Series 2007-7, Class 1-A-2, 6.50% 2038[1]	12,844	8,349
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,707
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.555% 2039[2]	14,750	14,484
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[2]	7,305	7,354
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	42,000	40,978
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	5,000	4,353
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.891% 2041[2]	850	885
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	7,665	7,290
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	11,722	10,736
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	14,010	12,993
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	18,364	16,193
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	66,711	62,383
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	39,535	38,368
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	25,299	23,373
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	17,856	15,672
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	10,531	9,932
Countrywide Alternative Loan Trust, Series 2005-J13, Class 2-A-4, 5.50% 2035	8,060	5,475
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-12, 5.50% 2035	8,000	5,433
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	3,250
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.522% 2035[2]	15,325	10,515
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,499	2,138
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	27,314	23,932
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	12,435	11,138
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	6,228	5,332
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,029	891
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	24,132	22,319
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	18,541	17,504
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037[1]	13,898	12,481
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.956% 2047[2]	44,789	31,353
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.982% 2034[2,3]	2,500	2,155
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	767	753
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	11,161
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[2]	61,300	59,601
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[3]	400	358
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	7,839	7,598
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	20,211
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,594
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	10,508	10,386
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,167
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,655	1,475
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,014
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	21,259	21,020
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[2]	29,000	29,004
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	90,556
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 1-A-1, 4.50% 2018	8,790	8,465
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018	1,131	1,097
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	18,032	17,613
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	17,088	16,566
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	4,995	4,839
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.334% 2033[1,2]	8,359	8,219
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.556% 2034[2]	26,859	25,922
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.07% 2036[2]	2,774	2,613
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[2]	51,528	47,934
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.873% 2037[2]	37,437	27,945
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.876% 2037[2]	60,330	55,471
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 2.859% 2045[2]	10,941	8,832
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	15,708	15,126
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	10,135	9,830
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	19,607	18,880
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class I-A-1, 4.50% 2019	3,397	3,271
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	5,628	5,497
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	78,394	76,031
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	33,566	32,786
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	17,503	17,493
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[2]	29,476	28,969
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	14,786	14,172
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	8,947	7,701
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[1]	33,005	27,064
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034[1]	2,372	949
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	28,966	26,496
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	706
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,149
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	6,254	6,009
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-II-1, 5.963% 2036[1,2]	15,422	11,955
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	53,218	46,129
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	12,548	10,936
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[1]	31,672	22,171
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-2, 7.00% 2037[1]	16,760	9,721
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 2035[2]	3,514	2,831
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.924% 2036[2]	70,401	57,109
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	6,969	5,454
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1-A1, 2.899% 2037[2]	9,401	6,529
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.896% 2037[2]	37,692	28,150
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.961% 2037[2]	23,282	14,965
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.996% 2037[1,2]	45,466	40,464
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.998% 2037[2]	9,432	7,235
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.233% 2031[2]	203,682	2,071
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.875% 2031[2,3]	135,108	1,800
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,118
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	11,162	10,962
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[3]	3,000	3,104
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	1,021	1,014
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,567
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	63,140
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	37,363
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1-A-2, 6.00% 2037	10,069	6,662
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[1]	61,876	43,313
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[1]	50,535	35,375
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[1]	68,167	47,717
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-2, 7.00% 2037[1]	14,813	10,369
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,3]	33,000	32,815
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1,3]	3,300	3,218
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[1,3]	7,460	7,063
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	48,500	47,838
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[1,3]	14,180	13,533
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[1,3]	12,329	11,207
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 2036[3]	4,025	3,715
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,3]	375	338
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,3]	3,375	3,037
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,3]	5,040	4,541
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,3]	2,375	2,138
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	2,500	2,035
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[1,2]	28,105	25,126
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	78,333	68,799
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037[1]	27,536	22,028
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	36,000	35,322
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1,3]	43,000	41,293
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3]	31,000	28,062
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,3]	10,350	9,053
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,3]	1,400	1,194
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,3]	33,100	30,829
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[1,3]	10,000	9,727
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	10,000	8,955
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,3]	34,000	28,523
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,3]	11,375	9,255
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,3]	13,470	11,190
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,165
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,624	2,624
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,528
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	23,620	23,461
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,818
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	35,000	34,126
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	4,650	4,182
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.271% 2044[2]	8,038	7,560
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,865
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	32,726	31,966
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	31,818	28,084
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	32,581	29,480
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.972% 2033[2]	13,396	12,233
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.122% 2033[2]	4,262	4,191
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 6.137% 2033[2]	2,427	2,362
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.21% 2034[2]	11,285	10,975
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034[2]	1,981	1,934
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	51,800	47,413
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	48,884	50,093
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,607
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,951
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	832
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.989% 2042[2]	15,360	15,046
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,230
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.556% 2033[2]	2,409	2,186
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.696% 2033[2]	3,847	3,527
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.633% 2034[2]	7,888	7,513
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.092% 2034[2]	3,295	3,042
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.61% 2035[2]	26,127	18,495
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.946% 2047[2]	9,204	8,699
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.10% 2047[2]	18,582	17,951
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2]	51,820	51,347
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[2]	7,645	7,206
Nykredit 4.00% 2035	DKr298,133	56,631
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.112% 2039[2]	$8,000	6,543
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	15,563
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[2]	33,700	31,782
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,800	1,851
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	30,038	30,793
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,017
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[2,3]	1,000	768
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[2,3]	1,000	748
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	8,000	7,889
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[2]	66,975	50,222
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	5,399	5,368
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	35,434	34,976
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.921% 2035[2]	10,546	8,861
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€29,447	47,188
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1,3]	$22,500	22,057
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	3,670	3,494
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,3]	10,000	9,307
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1,3]	4,730	4,344
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,3]	8,730	7,935
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	36,296	36,380
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	1,066	1,063
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	3,228	3,254
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,511	5,706
MASTR Alternative Loan Trust, Series 2004-5, Class 4-A-1, 5.50% 2019	18,400	17,070
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019[1]	4,719	4,482
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	594	514
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,142	988
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	14,416	12,277
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,524	3,001
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,598	4,328
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	452	430
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	42,375	41,105
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[1,2]	20,282	19,545
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034[1]	2,510	2,259
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.58% 2035[2]	23,051	18,264
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	11,102
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,488
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,907
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	41,210	39,061
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036[1,2]	26,671	22,097
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.366% 2036[2]	21,635	16,459
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	34,750	37,741
Bank of America 5.50% 2012[3]	34,750	37,434
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	8,325	7,426
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 2.859% 2035[2]	5,755	4,528
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,212	1,117
Washington Mutual Mortgage, WMALT Series 2006-2, Class 1-A-3, 6.00% 2036[1]	12,000	8,040
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036[1]	9,282	7,425
Washington Mutual Mortgage, WMALT Series 2007-2, Class 1-A-1, 7.00% 2037	8,409	7,155
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,288	14,882
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,366
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,412
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[2]	10,000	8,667
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.113% 2030[2]	31,076	31,253
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.113% 2030[2]	3,750	3,770
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	10,017	9,330
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	16,029	14,994
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	10,646	9,114
Banc of America Funding Trust, Series 2004-3, Class 2-A-2, 5.00% 2019	13,550	13,235
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.938% 2035[1,2]	25,332	18,999
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class IA-3, 5.75% 2036	10,000	6,680
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class IA-1, 6.00% 2036	15,000	10,365
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	15,000	10,827
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,640	4,750
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,628
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,156
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	356	355
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	17,669
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,694	7,869
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.719% 2046[2]	26,623	25,803
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	11,912	11,031
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	16,090	14,679
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.797% 2036[2]	19,865	14,056
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.303% 2036[2]	13,856	9,890
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	4,430	4,327
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.745% 2033[2]	11,897	11,425
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.545% 2033[2]	7,650	7,421
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	111	113
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,585
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,493	1,502
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,540
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2]	8,500	8,062
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.658% 2039[2]	3,050	2,974
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[2]	10,250	10,298
Northern Rock PLC 5.625% 2017[3]	20,000	21,022
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.926% 2036[2]	26,186	18,330
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,185
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	13,480	13,593
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,041	3,949
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.769% 2037[2]	23,816	16,803
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	4,900	4,786
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027[2,3]	5,046	5,037
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.745% 2027[2,3]	1,845	1,842
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.824% 2028[2,3]	1,194	1,191
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 6.586% 2033[2]	817	800
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,364	2,254
Dexia Municipal Agency 3.50% 2009	€10,076	15,751
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	$7,373	7,367
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	8,065	8,103
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[1]	22,603	15,370
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 3.336% 2045[2]	18,632	14,807
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.881% 2036[2]	21,283	14,730
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	15,000	14,720
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 3.019% 2037[2]	22,000	13,803
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	13,778	13,699
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	14,000	13,572
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	13,444	12,181
TBW Mortgage-Backed Trust, Series 2006-1, Class 6-A-1, 6.50% 2036	17,186	12,064
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.636% 2036[2]	10,828	10,390
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	10,712	10,384
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035[1]	14,964	10,175
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	9,787
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	9,553	9,245
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	9,180	9,243
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[2,3]	8,500	7,971
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	7,893
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.223% 2042[2]	$7,875	7,746
Government National Mortgage Assn. 6.50% 2008	12	13
Government National Mortgage Assn. 6.50% 2008	6	6
Government National Mortgage Assn. 7.50% 2008	3	3
Government National Mortgage Assn. 7.50% 2008	3	3
Government National Mortgage Assn. 7.50% 2008	2	2
Government National Mortgage Assn. 6.50% 2009	12	12
Government National Mortgage Assn. 7.50% 2009	14	14
Government National Mortgage Assn. 7.50% 2009	12	13
Government National Mortgage Assn. 7.50% 2009	10	10
Government National Mortgage Assn. 7.50% 2009	7	7
Government National Mortgage Assn. 7.50% 2009	6	6
Government National Mortgage Assn. 7.50% 2009	5	5
Government National Mortgage Assn. 7.50% 2009	5	5
Government National Mortgage Assn. 9.00% 2009	76	77
Government National Mortgage Assn. 9.50% 2009	154	157
Government National Mortgage Assn. 9.50% 2009	11	11
Government National Mortgage Assn. 9.00% 2016	81	91
Government National Mortgage Assn. 9.00% 2017	24	27
Government National Mortgage Assn. 9.50% 2019	193	220
Government National Mortgage Assn. 8.50% 2020	28	31
Government National Mortgage Assn. 8.50% 2020	9	10
Government National Mortgage Assn. 9.50% 2020	69	79
Government National Mortgage Assn. 10.00% 2020	563	655
Government National Mortgage Assn. 8.50% 2021	187	208
Government National Mortgage Assn. 8.50% 2021	114	127
Government National Mortgage Assn. 8.50% 2021	41	45
Government National Mortgage Assn. 8.50% 2021	35	39
Government National Mortgage Assn. 10.00% 2021	1,072	1,227
Government National Mortgage Assn. 9.00% 2022	25	28
Government National Mortgage Assn. 8.50% 2023	26	29
Government National Mortgage Assn. 8.50% 2024	19	21
Government National Mortgage Assn. 8.50% 2024	17	19
Government National Mortgage Assn. 8.50% 2027	29	33
Government National Mortgage Assn. 8.50% 2028	24	26
Government National Mortgage Assn. 8.50% 2029	28	31
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,457	4,421
Sequoia Mortgage Trust, Series 2007-1, Class 4-A1, 5.772% 2046[2]	6,219	5,755
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[1,2]	6,350	5,615
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[3]	5,000	5,569
Citicorp Mortgage Securities, Inc., Series 2004-5, Class II-A-5, 5.00% 2034	5,498	5,466
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[2]	4,878	4,659
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	4,665	4,652
Residential Asset Securitization Trust, Series 2005-A7, Class A-5, 5.50% 2035	5,338	3,469
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.74% 2036[1,2]	4,000	3,400
Residential Asset Securitization Trust, Series 2006-A8, Class 3-A-11, 6.00% 2036[1]	3,853	2,620
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1AF-6, 6.00% 2037[1]	2,316	2,061
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	1,557	1,562
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.809% 2040[2,3]	1,597	1,379
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	1,173	1,154
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[3]	448	364
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	312	307
		8,155,190

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 11.72%
U.S. Treasury 4.875% 2008	64,220	65,123
U.S. Treasury 3.875% 2009[1,9]	4,343	4,502
U.S. Treasury 5.50% 2009	168,410	175,857
U.S. Treasury 2.375% 2011[1,9]	1,090	1,172
U.S. Treasury 4.25% 2011	93,770	100,305
U.S. Treasury 4.50% 2011	43,390	47,129
U.S. Treasury 4.625% 2011	360,000	393,358
U.S. Treasury 4.875% 2011	90,030	98,555
U.S. Treasury 3.00% 2012[1,9]	65,732	73,667
U.S. Treasury 3.875% 2012	14,000	14,890
U.S. Treasury 4.125% 2012	167,000	179,224
U.S. Treasury 4.25% 2012	341,450	369,193
U.S. Treasury 4.625% 2012	550	600
U.S. Treasury 4.875% 2012	336,980	372,073
U.S. Treasury 4.25% 2013	937,256	1,020,362
U.S. Treasury 2.00% 2014[1,9]	14,563	15,769
U.S. Treasury Principal Strip 0% 2014	91,113	78,193
U.S. Treasury Principal Strip 0% 2014	48,135	41,003
U.S. Treasury Principal Strip 0% 2014	29,500	24,865
U.S. Treasury 1.875% 2015[1,9]	11,420	12,322
U.S. Treasury 11.25% 2015	143,000	216,801
U.S. Treasury 4.50% 2016	117,801	129,664
U.S. Treasury 2.375% 2017[1,9]	13,134	14,649
U.S. Treasury 4.625% 2017	272,730	299,406
U.S. Treasury 8.875% 2017	43,500	61,967
U.S. Treasury 8.125% 2019	10,000	13,917
U.S. Treasury 7.125% 2023	40,000	53,162
U.S. Treasury 2.375% 2025[1,9]	4,031	4,382
U.S. Treasury 6.875% 2025	89,700	118,656
U.S. Treasury 6.00% 2026	78,000	94,758
U.S. Treasury 3.375% 2032[1,9]	4,161	5,457
U.S. Treasury 4.50% 2036	64,460	66,616
U.S. Treasury 4.75% 2037	44,775	48,168
U.S. Treasury Principal Strip 0% 2037	14,500	4,115
Freddie Mac 5.25% 2011	20,000	21,507
Freddie Mac 5.50% 2016	20,000	21,998
CoBank ACB 3.40% 2022[2,3]	46,470	35,514
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	10,000	10,595
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[4]	8,470	8,852
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,198
Fannie Mae 5.221% 2009[2]	575	581
		4,324,125

ASSET-BACKED OBLIGATIONS[4] — 7.70%
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[3]	1,475	1,472
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	16,237	16,107
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	59,711	59,417
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	17,500	17,481
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	67,000	64,705
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	20,000	18,959
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	16,950	16,412
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	12,000	12,017
AmeriCredit Automobile Receivables Trust, Series 2007-A-X, Class A-4, XLCA insured, 3.12% 2013[2]	125,000	106,254
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	28,269	23,865
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 3.16% 2014[2]	10,000	8,552
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,243
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 2.759% 2036[2]	36,600	30,378
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 2.759% 2036[2]	15,500	12,778
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 2.769% 2036[2]	40,500	34,146
CSAB Mortgage-backed Trust, Series 2006-4, Class A-3, 2.819% 2036[2]	26,000	16,788
CSAB Mortgage-backed Trust, Series 2006-3, Class A-3-B, 2.829% 2036[2]	27,626	17,252
CSAB Mortgage-backed Trust, Series 2006-1, Class A-3, 2.839% 2036[2]	11,589	9,364
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[2]	25,000	22,896
CSAB Mortgage-backed Trust, Series 2006-4, Class A-4, FSA insured, 5.873% 2036[1,2]	18,000	12,240
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-3B, 5.908% 2037[1,2]	5,757	3,684
CSAB Mortgage-backed Trust, Series 2007-1, Class 1-A-4, 5.95% 2037[1,2]	13,334	8,134
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[3]	2,330	2,280
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	6,006	5,564
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[3]	16,300	15,835
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[3]	14,224	14,149
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	7,458	7,481
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	10,000	9,957
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[3]	23,000	21,807
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	15,100	13,890
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[3]	26,200	23,949
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	364	340
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	20,000	19,262
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[3]	18,950	18,298
Chase Issuance Trust, Series 2007-A9, Class A, 2.848% 2014[2]	77,310	74,156
Chase Issuance Trust, Series 2006-4, Class C, 3.108% 2014[2]	8,000	6,662
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015[1]	18,000	18,079
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 2.828% 2012[2]	4,000	3,677
Capital One Auto Finance Trust, Series 2005-C, Class A-4-B, FGIC insured, 2.858% 2012[2]	106,750	89,370
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	3,500	3,501
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	7,500	7,510
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	55,200	50,577
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1,3]	30,000	27,300
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.848% 2013[2,3]	12,000	11,437
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[1,3]	4,000	3,400
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	35,055	34,047
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.868% 2015[2,3]	32,000	29,635
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034[1]	11,861	5,931
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1,2]	12,500	8,125
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	62,380	60,962
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	57,000	56,145
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	14,761	14,216
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-2, FGIC insured, 5.20% 2010	2,692	2,674
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 2.868% 2014[2]	71,000	60,105
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027[2]	15,750	12,287
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	15,050	12,752
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[2]	9,650	8,216
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2]	36,000	27,676
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	35,160	35,830
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,769
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	23,606	23,160
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	20,000	19,013
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	7,630	7,735
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	9,260
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]	3,490	3,165
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[2,3]	8,387	6,358
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2,3]	3,935	2,357
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2,3]	4,725	1,873
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2,3]	1,816	587
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class M-2, 2.969% 2037[1,2]	2,054	425
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-2, 4.599% 2037[1,2]	1,194	117
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-3, 5.099% 2037[1,2]	1,000	96
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A-2, 5.588% 2037[2]	8,000	7,450
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[2]	11,305	10,573
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[2]	3,061	2,640
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A-2A, 5.891% 2037[2]	18,302	18,142
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	10,275	10,148
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	27,523
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	14,764
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[3]	5,378	5,389
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[3]	12,832	12,417
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	30,000	30,023
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A-2C, 2.819% 2037[2]	5,307	3,840
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A-2B, 2.839% 2037[2]	48,413	40,160
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2,3]	25,460	24,370
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[2,3]	20,000	17,988
Morgan Stanley Structured Trust I, Series 2007-1, Class A-3, 2.829% 2037[2]	47,595	39,704
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[2]	5,000	3,642
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1,2]	17,500	11,900
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	35,000	17,751
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1,2]	7,500	4,103
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[2]	44,663	37,264
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[3]	44,080	36,686
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	804	764
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	8,021
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,727
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,260	2,347
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 3.285% 2027[2]	723	720
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027[1]	2,555	2,543
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,443
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032[1]	1,125	1,128
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,786	2,961
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	35,000	35,637
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	35,352
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	7,574	7,420
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	25,685	22,390
Structured Asset Securities Corp., Series 2005-S7, Class A2, 2.899% 2035[2,3]	14,869	11,975
Structured Asset Securities Corp., Series 2006-S2, Class A-1, 2.669% 2036[2]	3,470	3,202
Structured Asset Securities Corp., Series 2007-BC3, Class 1-A2, 2.739% 2047[2]	15,000	13,273
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	16,000	15,877
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	12,000	11,664
UPFC Auto Receivables Trust, Series 2006-B, Class A-2, AMBAC insured, 5.15% 2009	163	163
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	3,886	3,890
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	10,739	10,239
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	12,796
Capital Auto Receivables Asset Trust, Series 2005-SN1, Class B-2, 3.568% 2009[2]	1,537	1,536
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	21,750	21,740
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[3]	3,700	3,673
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	26,512
MASTR Asset-backed Securities Trust, Series 2006-WMC2, Class A-3, 2.689% 2036[2]	16,000	15,280
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[2]	11,500	10,271
Hyundai Auto Receivables Trust, Series 2006-A, Class A-4, 5.26% 2012	25,000	24,695
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[2]	26,225	24,180
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	4,067	4,117
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,996
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[2]	22,666	22,500
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A-4, 2.749% 2036[2]	10,000	7,384
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF-3, 5.532% 2036[2]	15,000	14,613
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	19,881
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.666% 2013[2]	2,000	1,872
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC4, Class A-2b, 2.689% 2036[2]	15,000	13,702
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 2.749% 2036[2]	10,000	8,046
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 3.129% 2034[1,2]	18,822	13,928
Morgan Stanley ABS Capital I Inc., Series 2004-HE9, Class M-5, 3.649% 2034[2]	10,880	7,774
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[1,3]	26,386	21,478
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[2]	15,867	15,315
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-3B, 5.846% 2037[2]	8,477	6,029
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021[1]	8,908	8,638
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,899
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,155
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A-3B, 2.779% 2037[2]	25,000	17,769
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-6, 3.279% 2037[1,2]	4,175	597
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-7, 3.799% 2037[1,2]	3,887	515
Citibank Credit Card Issuance Trust, Class 2004-A7, 3.183% 2013[2]	19,200	18,549
Long Beach Mortgage Loan Trust, Series 2006-3, Class II-A3, 2.779% 2046[2]	25,564	17,811
SACO I Trust, Series 2005-5, Class I-A, 2.839% 2035[2]	8,558	7,275
SACO I Trust, Series 2006-10, Class A, 2.749% 2036[2]	14,636	6,308
SACO I Trust, Series 2006-5, Class II-A-3, 2.779% 2036[1,2]	7,500	1,650
SACO I Trust, Series 2006-4, Class A-3, 2.809% 2036[2]	6,012	2,472
GSAA Home Equity Trust, Series 2006-6, Class AF-6, 6.004% 2036[2]	20,000	17,591
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2]	2,001	1,301
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1,2]	19,912	8,960
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,2]	16,566	6,626
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	16,746
GE-WMC Mortgage Securities LLC, Series 2005-2, Class A-2-C, 2.849% 2035[2]	17,990	16,295
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 4.518% 2012[2]	5,540	5,197
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,435	3,178
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 3.238% 2015[2]	10,000	7,882
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A-1, 2.749% 2036[1,2]	25,853	15,512
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 2.968% 2037[2]	21,984	15,378
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 2.739% 2037[2]	20,000	14,849
Citicorp Residential Mortgage Trust, Series 2006-2, Class A-4, 5.775% 2036[1,2]	10,000	8,441
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.659% 2037[2]	6,876	6,325
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[3]	10,000	9,936
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[3]	5,000	4,684
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 2.899% 2037[1,2]	25,045	14,275
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 3.724% 2032[1,2]	394	197
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 2.699% 2037[2]	16,275	13,888
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	13,643	13,612
Capital One Master Trust, Series 2002-1A, Class B, 3.418% 2011[2]	1,000	974
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 3.218% 2013[2]	14,000	12,550
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3]	14,500	13,368
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,950	10,782
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,794
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.099% 2034[2]	15,178	12,458
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.749% 2036[2]	18,000	11,776
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[1,3]	13,380	11,249
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	2,349	2,404
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	5,939	6,019
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029[1]	2,463	1,306
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 4.871% 2033[2]	1,031	945
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	10,306	10,469
Providian Master Note Trust, Series 2005-A1, Class A, 2.878% 2012[2,3]	10,000	9,980
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,000	8,600
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,750	2,494
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018[1]	1,410	944
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	4,630	4,448
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	8,499	7,134
Bear Stearns Mortgage Funding Trust, Series 2007-SL1, Class I-A, 2.759% 2037[2]	15,708	6,958
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	6,876
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	6,382	6,647
Discover Card Master Trust I, Series 1996-4, Class B, 3.368% 2013[2]	7,000	6,217
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	5,621
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	3,253	3,121
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	2,500	2,364
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.219% 2035[2]	6,500	5,314
American Express Credit Account Master Trust, Series 2006-3, Class C, 3.098% 2014[2,3]	6,000	5,143
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 3.138% 2034[2]	6,767	4,969
Consumer Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,343
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,235
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	1,710
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	4,919	3,938
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,761
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	3,635	3,651
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[1,3]	3,711	3,637
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2,3]	3,135	3,055
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3]	£1,160	2,284
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	$1,500	1,467
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2,3]	2,000	1,100
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	647	581
		2,842,869

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 7.05%
Japanese Government 0.90% 2008	¥15,296,450	153,592
Japanese Government 1.80% 2010	487,350	5,003
Japanese Government 1.30% 2011	7,643,050	78,178
Japanese Government 1.50% 2014	3,150,950	32,914
Japanese Government 1.70% 2016	3,754,600	39,524
Japanese Government 2.30% 2035	5,212,000	51,549
German Government 4.50% 2009	€59,040	94,014
German Government 3.75% 2013	33,370	53,076
German Government, Series 6, 4.00% 2016	94,140	149,722
German Government 6.25% 2030	11,120	21,567
Israeli Government 7.50% 2014[1]	ILS449,612	141,703
Israeli Government 6.50% 2016[1]	257,595	76,956
Israeli Government 5.50% 2017[1]	172,850	48,050
United Kingdom 5.25% 2012	£13,030	27,154
United Kingdom 4.75% 2015	21,303	43,972
United Kingdom 4.00% 2016	48,080	94,130
United Kingdom 4.75% 2038	23,305	49,127
Polish Government, Series 608, 5.75% 2008	PLN94,770	42,576
Polish Government 6.00% 2009	168,790	75,639
Polish Government 5.25% 2017	110,040	47,055
Canadian Government 3.75% 2008	$ C57,970	56,585
Canadian Government 4.25% 2026[1,9]	64,771	92,587
Singapore (Republic of) 4.375% 2009	$ S65,430	48,737
Singapore (Republic of) 3.125% 2011	46,070	35,306
Singapore (Republic of) 3.625% 2011	11,395	8,904
Singapore (Republic of) 3.75% 2016	60,635	49,035
South Korean Government 5.00% 2011	KRW44,064,520	44,395
South Korean Government 4.25% 2014	15,528,880	14,907
South Korean Government 5.25% 2015	65,944,970	66,819
South Korean Government 5.00% 2016	10,864,050	10,803
United Mexican States Government Global 10.375% 2009	$9,700	10,355
United Mexican States Government Global 6.375% 2013	5,150	5,670
United Mexican States Government, Series MI10, 9.50% 2014	MXN255,000	26,647
United Mexican States Government, Series M20, 10.00% 2024	508,800	59,018
United Mexican States Government Global 6.75% 2034	$8,570	9,581
United Mexican States Government Global 6.05% 2040	24,000	24,060
Swedish Government 5.00% 2009	SKr422,380	71,637
Swedish Government 5.25% 2011	311,885	54,668
Swedish Government 6.75% 2014	22,500	4,378
Spanish Government 2.90% 2008	€29,050	45,577
Spanish Government 4.20% 2013	27,800	44,603
Queensland Treasury Corp. 6.00% 2015	$ A53,290	46,824
Queensland Treasury Corp. 6.00% 2017	33,210	29,000
Belgium (Kingdom of), Series 49, 4.00% 2017	€42,000	65,388
Malaysian Government 3.869% 2010	MYR89,980	28,391
Malaysian Government 3.718% 2012	60,000	18,950
Malaysian Government 4.262% 2016	41,970	13,581
Netherlands Government Eurobond 5.00% 2012	€9,560	15,846
Netherlands Government Eurobond 4.25% 2013	26,810	43,367
Russian Federation 7.50% 2030[4]	$39,001	45,023
Russian Federation 7.50% 2030[3,4]	143	165
French Government O.A.T. Eurobond 4.00% 2009	€13,840	21,900
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	13,588
French Government O.A.T. Eurobond 4.75% 2035	2,890	4,631
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$24,750	32,577
Export-Import Bank of China 4.875% 2015[3]	20,000	20,084
Brazilian Treasury Bill 6.00% 2010[1,9]	BRL9,135	5,049
Brazil (Federal Republic of) Global 8.00% 2018[4]	$644	723
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,708
Brazil (Federal Republic of) Global 12.25% 2030[1]	425	704
Brazil (Federal Republic of) Global 7.125% 2037	1,500	1,621
Brazil (Federal Republic of) Global 11.00% 2040	2,610	3,498
Turkey (Republic of) Treasury Bill 0% 2008[1]	TRY2,325	1,668
Turkey (Republic of) 12.375% 2009	$500	551
Turkey (Republic of) 15.00% 2010[1]	TRY5,250	3,751
Turkey (Republic of) 10.00% 2012[1,9]	2,113	1,562
Turkey (Republic of) 16.00% 2012[1]	2,025	1,417
Turkey (Republic of) 8.00% 2034	$1,250	1,287
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,648
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,882
Argentina (Republic of) 1.933% 2012[1,2,4]	4,265	2,260
Argentina (Republic of) 5.83% 2033[1,4,6,9]	ARS23,493	4,920
Argentina (Republic of) GDP-Linked 2035	32,811	1,036
Argentina (Republic of) 0.63% 2038[1,4,9]	13,748	1,092
Corporación Andina de Fomento 6.875% 2012	$5,895	6,345
Corporación Andina de Fomento 5.125% 2015	2,000	1,924
State of Qatar 9.75% 2030	5,220	8,143
Panama (Republic of) Global 7.125% 2026	690	749
Panama (Republic of) Global 8.875% 2027	250	320
Panama (Republic of) Global 9.375% 2029	340	449
Panama (Republic of) Global 6.70% 2036[4]	5,748	5,877
Colombia (Republic of) Global 8.25% 2014	2,500	2,912
Colombia (Republic of) Global 12.00% 2015	COP2,330,000	1,337
Colombia (Republic of) Global 7.375% 2037	$1,000	1,075
El Salvador (Republic of) 7.65% 2035[3]	4,450	4,739
Peru (Republic of) 8.375% 2016	2,920	3,492
Peru (Republic of) 6.55% 2037	316	328
Indonesia (Republic of) 11.00% 2020	IDR10,000,000	1,027
Indonesia (Republic of) 12.80% 2021	11,890,000	1,362
Indonesia (Republic of) 12.90% 2022	2,562,000	295
European Investment Bank 4.75% 2012	£790	1,575
European Investment Bank 5.00% 2039	395	834
Dominican Republic 9.50% 2011[3,4]	$1,641	1,727
Uruguay (Republic of) 7.625% 2036[4]	1,250	1,272
Guatemala (Republic of) 10.25% 2011[3]	1,000	1,163
Egypt (Arab Republic of) Treasury Bill 0% 2008[1]	EGP5,675	1,043
Venezuela (Republic of) Global 8.50% 2014	$245	228
Venezuela (Republic of) 7.65% 2025	525	423
Venezuela (Republic of) Global 9.25% 2027	380	362
KfW International Finance Inc. 5.50% 2015	£275	574
LCR Finance PLC 5.10% 2051	165	371
		2,601,411

MUNICIPALS — 0.24%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	25,881	25,178
State of Florida, Board of Education, Public Education Capital Outlay Bonds, Series 2006-D, 5.00% 2037	16,000	15,926
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	15,330	15,387
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	14,502	14,336
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds, Series 2006-C-3,
CIFG insured, 12.50% 2025[2]	7,325	7,325
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	5,009
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-
South Bay Plant Acquisition), Series 1999, 6.63% 2009[3]	4,715	4,734
		87,895

Total bonds & notes (cost: $34,831,028,000)		33,596,842

	Shares or
Convertible securities — 0.41%	principal amount

FINANCIALS — 0.33%
Bank of America Corp., Series L, 7.25%, convertible preferred	60,000	61,980
Countrywide Financial Corp., Series A, 0.758% convertible debentures 2037[2,3]	$40,000,000	35,600
Fannie Mae, Series 2004-1, 5.375% convertible preferred	324	20,898
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares[1,10]	50,000	2,374
		120,852

UTILITIES — 0.04%
AES Trust VII 6.00% convertible preferred 2008	351,450	17,485

CONSUMER DISCRETIONARY — 0.04%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€9,005,000	14,291

INFORMATION TECHNOLOGY — 0.00%
Advanced Micro Devices, Inc. 6.00% convertible debentures 2015	$770,000	488

Total convertible securities (cost: $149,610,000)		153,116

Preferred securities — 3.39%	Shares

FINANCIALS — 3.29%
Fannie Mae, Series O, 7.00%[2,3]	2,356,220	106,766
Fannie Mae, Series S, 8.25% noncumulative	1,828,900	44,465
Fannie Mae, Series E, 5.10%	150,000	4,800
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2,3	71,250,000	71,890
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2,3	28,000,000	34,866
HSBC Capital Funding LP 8.03% noncumulative[2]	20,000,000	32,236
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[2]	185,000	280
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[2,3]	59,588,000	59,839
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[2,3]	34,440,000	34,612
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2,3]	25,050,000	19,681
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[2]	4,650,000	6,471
Sumitomo Mitsui Banking Corp. 6.078%[2,3]	142,953,000	112,790
SB Treasury Co. LLC, Series A, 9.40% noncumulative[2,3]	3,803,000	3,853
Freddie Mac, Series Z, 8.375%	2,602,660	63,765
Freddie Mac, Series V, 5.57%	830,000	15,692
Freddie Mac, Series U, 5.90%	496,600	10,265
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[2]	97,743,000	79,772
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[2]	4,650,000	5,208
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[2,3]	3,210,000	3,225
RBS Capital Trust IV 3.496% noncumulative trust[2]	50,900,000	31,237
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[2]	35,000,000	28,787
RBS Capital Trust I 4.709% noncumulative trust[2]	11,000,000	9,287
Royal Bank of Scotland Group PLC 6.625%[2]	4,700,000	7,333
Bank of America Corp., Series K, 8.00% noncumulative[2]	33,500,000	33,597
Bank of America Corp., Series E, 0% depositary shares	1,384,800	23,697
Santander Finance Preferred S.A., Unipersonal, Series 4, 6.80%	1,600,000	35,600
Santander Finance Preferred S.A., Unipersonal, 6.50%	910,000	19,366
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	1,670,000	51,144
XL Capital Ltd., Series E, 6.50%[2]	44,200,000	33,182
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	1,200,000	25,788
Standard Chartered Capital Trust I 8.16%[2]	10,000,000	15,942
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[2,3]	5,000,000	4,365
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2,3]	30,645,000	20,072
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[2]	15,500,000	18,825
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[2]	300,000	442
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2,3]	22,310,000	18,994
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	11,608
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	5,688
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,3]	20,220,000	16,916
Aspen Insurance Holdings Ltd. 7.401% noncumulative[2]	755,500	16,172
BNP Paribas Capital Trust 9.003% noncumulative trust[2,3]	15,000,000	16,077
ING Capital Funding Trust III 8.439% noncumulative[2]	14,880,000	14,855
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	11,250,000	11,315
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2,3]	18,000,000	9,000
Barclays Bank PLC 4.75%[2]	7,750,000	7,667
Zions Bancorporation, Series A, depositary shares	400,000	6,700
HBOS Capital Funding LP, Series A, 6.461% noncumulative[2]	3,200,000	5,078
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[3]	434,000	2,156
BOI Capital Funding (No. 4) LP 6.43%[2]	240,000	364
UniCredito Italiano Capital Trust IV 5.396%[2]	190,000	318
		1,212,048

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[2,3]	5,000,000	3,528

MISCELLANEOUS — 0.09%
Other preferred securities in initial period of acquisition		33,949

Total preferred securities (cost: $1,325,788,000)		1,249,525

		Market value
Common stocks — 0.20%	Shares	(000)

UTILITIES — 0.11%
Drax Group PLC	3,835,176	$40,945

INDUSTRIALS — 0.04%
DigitalGlobe Inc.[1,10,11]	3,984,039	15,936
UAL Corp.[11]	10,006	217
		16,153

CONSUMER DISCRETIONARY — 0.01%
Time Warner Cable Inc., Class A11	108,650	2,714
Adelphia Recovery Trust, Series Arahova[11]	1,943,006	1,010
Adelphia Recovery Trust, Series ACC-1[11]	3,366,231	236
Adelphia Recovery Trust, Series ACC-6B1,11	5,056,500	—
		3,960

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[11,12]	879,000	3,076

HEALTH CARE — 0.00%
Clarent Hospital Corp.[1,11,12]	331,291	66

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.[11]	7,614	10

MISCELLANEOUS — 0.03%
Other common stocks in initial period of acquisition		9,901

Total common stocks (cost: $67,461,000)		74,111

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	15,233	2
XO Holdings, Inc., Series B, warrants, expire 2010[11]	11,424	1
XO Holdings, Inc., Series C, warrants, expire 2010[11]	11,424	—
GT Group Telecom Inc., warrants, expire 2010[1,3,11]	2,750	0

Total warrants (cost: $143,000)		3

	Principal amount
Short-term securities — 3.72%	(000)

AT&T Inc. 2.25%-2.85% due 4/23-5/23/2008[3]	$166,425	166,018
Coca-Cola Co. 2.15%-2.72% due 4/3-6/4/2008[3]	163,200	162,745
Federal Home Loan Bank 1.91%-2.19% due 6/6-6/11/2008	129,600	129,053
Freddie Mac 1.93%-2.84% due 4/21-8/25/2008	126,400	125,553
JPMorgan Chase & Co. 3.05% due 4/23/2008	100,000	99,804
Park Avenue Receivables Co., LLC 3.05% due 4/22/2008[3]	25,000	24,946
Ranger Funding Co. LLC 2.67% due 5/6/2008[3]	47,200	47,074
Bank of America Corp. 2.96%–4.47% due 4/1–5/6/2008	50,200	50,183
Wal-Mart Stores Inc. 2.80% due 4/1/2008[3]	85,700	85,693
John Deere Capital Corp. 2.54%–2.80% due 4/18–5/9/2008[3]	81,600	81,448
U.S. Treasury Bills 3.245% due 5/22/2008	51,800	51,776
General Electric Capital Corp. 2.50% due 4/1/2008	51,000	50,996
IBM Corp. 2.29% due 5/28/2008[3]	50,000	49,780
United Parcel Service Inc. 4.27% due 5/29/2008[3]	45,000	44,801
Pfizer Inc 4.41% due 5/28/2008[3]	41,000	40,822
Harley-Davidson Funding Corp. 2.20%–2.80% due 4/16–4/18/2008[3]	40,000	39,951
Paccar Financial Corp. 2.70% due 5/15/2008	34,650	34,530
Medtronic Inc. 2.80% due 4/10/2008[3]	26,600	26,578
Procter & Gamble International Funding S.C.A. 2.40%–2.45% due 4/17–4/18/2008[3]	25,400	25,370
Hewlett-Packard Co. 2.86% due 4/2/2008[3]	25,000	24,996
Estée Lauder Companies Inc. 2.25% due 6/10/2008[3]	13,000	12,930

Total short-term securities (cost: $1,374,929,000)		1,375,047

Total investment securities (cost: $37,748,959,000)		36,448,644
Other assets less liabilities		455,709

Net assets		$36,904,353

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $2,878,834,000, which represented 7.80% of the net assets of the fund.
2  Coupon rate may change periodically.
3 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,981,744,000, which represented 18.92% of the net assets of the fund.
4 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $242,235,000, which represented .66% of the net assets of the fund.
6 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7 Step bond; coupon rate will increase at a later date.
8 Scheduled interest and/or principal payment was not received.
9 Index-linked bond whose principal amount moves with a government retail price index.
10Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
  Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,250	$15,936	.04%
Citigroup Inc., Series J, 7.00%, noncumulative convertible
preferred depositary shares	1/15/2008	2,500	2,374	.01

Total restricted securities		$5,750	$18,310	.05%

11Security did not produce income during the last 12 months.
12The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended
March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/08 (000)

ZiLOG, Inc.	879,000	—	—	879,000	—	$3,076
Clarent Hospital Corp.	331,291	—	—	331,291	—	66
					—	$3,142

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 assets are valued based on quoted prices in active markets for identical securities. Level 2 assets are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets. Level 3 assets are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s assets as of March 31, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 — Quoted prices	$599,026
Level 2 — Other significant observable inputs	35,649,000	$(1,170	)*
Level 3 — Significant unobservable inputs	200,618
Total	$36,448,644

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$529,372
Net purchases	8,070
Net realized loss	(73)
Net unrealized depreciation	(21,647)
Net transfers out of Level 3	(315,104)
Ending value at 3/31/2008	$200,618

Net unrealized depreciation during the period on Level 3 assets held at 3/31/2008	$(21,647)

*Net unrealized depreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$953,399
Gross unrealized depreciation on investment securities	(2,324,046)
Net unrealized depreciation on investment securities	(1,370,647)
Cost of investment securities for federal income tax purposes	37,819,291

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-908-0508O-S10856

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 29, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 29, 2008